UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Mid Cap Index Fund

January 31, 2015

1.929302.103

MCX-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.7%
BorgWarner, Inc.	37,508	$ 2,025,807
Gentex Corp.	47,315	789,687
Lear Corp.	13,358	1,340,475
The Goodyear Tire & Rubber Co.	45,244	1,096,715
TRW Automotive Holdings Corp. (a)	18,267	1,884,606
Visteon Corp. (a)	7,199	697,943
		7,835,233
Automobiles - 0.6%
Harley-Davidson, Inc.	35,684	2,201,703
Tesla Motors, Inc. (a)(d)	15,543	3,164,555
Thor Industries, Inc.	7,371	415,356
		5,781,614
Distributors - 0.3%
Genuine Parts Co.	25,210	2,343,017
LKQ Corp. (a)	49,670	1,281,983
		3,625,000
Diversified Consumer Services - 0.4%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	16,053	405,499
DeVry, Inc.	10,426	442,167
Graham Holdings Co.	565	528,456
H&R Block, Inc.	44,683	1,531,733
Service Corp. International	34,866	789,018
ServiceMaster Global Holdings, Inc.	6,920	195,559
		3,892,432
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	6,720	210,470
Brinker International, Inc.	10,622	620,643
Chipotle Mexican Grill, Inc. (a)	5,128	3,640,060
Choice Hotels International, Inc.	5,800	333,210
Darden Restaurants, Inc.	20,611	1,265,103
Domino's Pizza, Inc.	9,164	907,694
Dunkin' Brands Group, Inc.	17,336	820,166
Hilton Worldwide Holdings, Inc. (a)	22,071	573,184
Hyatt Hotels Corp. Class A (a)	6,682	375,929
International Game Technology	41,742	706,275
Marriott International, Inc. Class A	36,249	2,700,551
MGM Mirage, Inc. (a)	61,085	1,189,936
Norwegian Cruise Line Holdings Ltd. (a)	14,875	650,930
Panera Bread Co. Class A (a)(d)	4,051	696,205
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Restaurant Brands International, Inc. (a)	33,575	$ 1,298,681
Royal Caribbean Cruises Ltd.	27,076	2,045,592
SeaWorld Entertainment, Inc.	11,600	203,116
Six Flags Entertainment Corp.	12,158	522,308
Starwood Hotels & Resorts Worldwide, Inc.	29,230	2,103,683
Wendy's Co.	44,546	469,515
Wyndham Worldwide Corp.	20,871	1,748,781
Wynn Resorts Ltd.	13,302	1,968,031
		25,050,063
Household Durables - 1.7%
D.R. Horton, Inc.	52,635	1,290,610
Garmin Ltd.	19,831	1,038,351
GoPro, Inc. Class A (d)	3,542	176,215
Harman International Industries, Inc.	11,193	1,450,949
Jarden Corp. (a)	31,483	1,511,814
Leggett & Platt, Inc.	22,733	969,108
Lennar Corp. Class A	29,308	1,316,222
Mohawk Industries, Inc. (a)	10,092	1,665,584
Newell Rubbermaid, Inc.	45,455	1,675,926
NVR, Inc. (a)	690	865,419
PulteGroup, Inc.	62,451	1,285,866
Taylor Morrison Home Corp. (a)	5,340	94,892
Tempur Sealy International, Inc. (a)	9,953	547,714
Toll Brothers, Inc. (a)(d)	29,040	1,005,365
Tupperware Brands Corp.	8,367	565,693
Whirlpool Corp.	12,762	2,540,659
		18,000,387
Internet & Catalog Retail - 1.0%
Expedia, Inc.	16,680	1,433,312
Groupon, Inc. Class A (a)(d)	78,325	560,807
Liberty Interactive Corp.:
(Venture Group) Series A (a)	23,696	885,045
Series A (a)	80,284	2,196,570
Liberty TripAdvisor Holdings, Inc. (a)	12,185	291,709
Netflix, Inc. (a)	9,839	4,346,870
TripAdvisor, Inc. (a)	18,190	1,218,912
zulily, Inc. Class A (a)(d)	1,991	36,834
		10,970,059
Leisure Products - 0.4%
Hasbro, Inc.	18,939	1,040,130
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Products - continued
Mattel, Inc.	55,356	$ 1,489,076
Polaris Industries, Inc. (d)	10,845	1,568,079
		4,097,285
Media - 2.3%
AMC Networks, Inc. Class A (a)(d)	9,716	648,057
Cablevision Systems Corp. - NY Group Class A (d)	32,062	606,613
Charter Communications, Inc. Class A (a)	12,994	1,963,588
Cinemark Holdings, Inc.	18,957	704,632
Clear Channel Outdoor Holding, Inc. Class A (a)	7,084	64,110
Discovery Communications, Inc.:
Class A (a)	37,383	1,083,546
Class C (non-vtg.) (a)	37,909	1,056,903
DISH Network Corp. Class A (a)	34,965	2,459,788
DreamWorks Animation SKG, Inc. Class A (a)(d)	12,511	233,580
Gannett Co., Inc.	36,930	1,145,199
Interpublic Group of Companies, Inc.	68,894	1,373,746
John Wiley & Sons, Inc. Class A	7,085	438,987
Liberty Broadband Corp.:
Class A (a)	3,920	174,322
Class C (a)	10,723	476,101
Liberty Media Corp.:
Class A (a)	15,630	532,202
Class C (a)	31,021	1,058,437
Lions Gate Entertainment Corp. (d)	13,374	384,235
Live Nation Entertainment, Inc. (a)	23,295	553,722
Morningstar, Inc.	3,018	200,969
News Corp. Class A (a)	80,869	1,204,139
Omnicom Group, Inc.	42,362	3,083,954
Regal Entertainment Group Class A (d)	13,062	276,392
Scripps Networks Interactive, Inc. Class A (d)	17,258	1,226,871
Sirius XM Holdings, Inc. (a)	425,040	1,508,892
Starz Series A (a)(d)	15,435	455,641
The Madison Square Garden Co. Class A (a)	10,064	762,348
		23,676,974
Multiline Retail - 1.5%
Big Lots, Inc.	8,891	408,186
Dillard's, Inc. Class A (d)	3,983	452,469
Dollar General Corp. (a)	50,737	3,402,423
Dollar Tree, Inc. (a)	34,001	2,417,471
Family Dollar Stores, Inc.	15,733	1,197,281
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JC Penney Corp., Inc. (a)(d)	49,210	$ 357,757
Kohl's Corp.	34,275	2,046,903
Macy's, Inc.	59,250	3,784,890
Nordstrom, Inc.	23,074	1,758,239
Sears Holdings Corp. (a)	4,182	133,155
		15,958,774
Specialty Retail - 4.1%
Aarons, Inc. Class A	10,564	334,456
Abercrombie & Fitch Co. Class A	11,827	301,825
Advance Auto Parts, Inc.	11,942	1,898,778
Ascena Retail Group, Inc. (a)	21,811	252,135
AutoNation, Inc. (a)	11,330	675,495
AutoZone, Inc. (a)	5,336	3,185,379
Bed Bath & Beyond, Inc. (a)	30,323	2,267,251
Best Buy Co., Inc.	47,209	1,661,757
Cabela's, Inc. Class A (a)(d)	8,041	441,853
CarMax, Inc. (a)(d)	36,053	2,238,891
Chico's FAS, Inc.	24,528	409,127
CST Brands, Inc.	12,416	535,130
Dick's Sporting Goods, Inc.	15,871	819,737
DSW, Inc. Class A	12,489	444,109
Foot Locker, Inc.	23,942	1,274,193
GameStop Corp. Class A (d)	17,825	628,331
Gap, Inc.	41,231	1,698,305
GNC Holdings, Inc.	14,930	661,996
L Brands, Inc.	39,815	3,369,543
Michaels Companies, Inc.	4,602	118,732
Murphy U.S.A., Inc. (a)	7,556	527,484
O'Reilly Automotive, Inc. (a)	17,344	3,249,572
Penske Automotive Group, Inc.	6,824	329,940
PetSmart, Inc.	16,177	1,321,742
Ross Stores, Inc.	34,737	3,185,730
Sally Beauty Holdings, Inc. (a)	26,434	821,569
Signet Jewelers Ltd.	13,210	1,599,863
Staples, Inc.	106,222	1,811,085
Tiffany & Co., Inc.	18,551	1,607,259
Tractor Supply Co.	22,735	1,845,400
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	10,614	1,400,411
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Urban Outfitters, Inc. (a)	17,789	$ 620,125
Williams-Sonoma, Inc.	15,445	1,208,571
		42,745,774
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	8,766	714,341
Coach, Inc.	45,137	1,678,645
Deckers Outdoor Corp. (a)	5,771	381,175
Fossil Group, Inc. (a)	7,576	740,933
Hanesbrands, Inc.	16,321	1,817,833
Kate Spade & Co. (a)(d)	20,808	656,076
Michael Kors Holdings Ltd. (a)	33,413	2,365,306
PVH Corp.	13,391	1,476,492
Ralph Lauren Corp.	9,715	1,621,336
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	28,354	2,043,756
VF Corp.	56,691	3,932,655
		17,428,548
TOTAL CONSUMER DISCRETIONARY		179,062,143
CONSUMER STAPLES - 5.8%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.)	25,420	2,259,075
Coca-Cola Enterprises, Inc.	41,055	1,728,416
Constellation Brands, Inc. Class A (sub. vtg.) (a)	26,248	2,899,092
Dr. Pepper Snapple Group, Inc.	32,351	2,499,762
Molson Coors Brewing Co. Class B	22,378	1,699,162
Monster Beverage Corp. (a)	23,441	2,741,425
		13,826,932
Food & Staples Retailing - 1.0%
Kroger Co.	83,604	5,772,846
Rite Aid Corp. (a)	159,947	1,116,430
Sprouts Farmers Market LLC (a)(d)	15,829	576,334
Whole Foods Market, Inc.	60,116	3,131,743
		10,597,353
Food Products - 2.4%
Bunge Ltd.	24,048	2,153,017
Campbell Soup Co.	28,401	1,299,062
ConAgra Foods, Inc.	69,376	2,457,992
Flowers Foods, Inc.	28,495	557,362
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Hormel Foods Corp.	21,831	$ 1,118,184
Ingredion, Inc.	12,249	987,759
Keurig Green Mountain, Inc.	23,137	2,835,671
McCormick & Co., Inc. (non-vtg.)	21,397	1,527,532
Mead Johnson Nutrition Co. Class A	33,209	3,270,754
Pilgrims Pride Corp.	10,109	274,459
Pinnacle Foods, Inc.	8,778	315,745
The Hain Celestial Group, Inc. (a)(d)	16,601	876,035
The Hershey Co.	24,462	2,500,261
The J.M. Smucker Co.	16,968	1,750,249
Tyson Foods, Inc. Class A	47,336	1,847,997
WhiteWave Foods Co. (a)	28,501	939,678
		24,711,757
Household Products - 0.5%
Church & Dwight Co., Inc.	22,188	1,795,453
Clorox Co.	21,144	2,256,276
Energizer Holdings, Inc.	10,102	1,293,157
Spectrum Brands Holdings, Inc.	3,408	305,629
		5,650,515
Personal Products - 0.2%
Avon Products, Inc. (d)	72,195	558,789
Coty, Inc. Class A	10,552	200,699
Herbalife Ltd. (d)	12,151	370,362
Nu Skin Enterprises, Inc. Class A (d)	9,767	400,252
		1,530,102
Tobacco - 0.4%
Lorillard, Inc.	59,687	3,916,064
TOTAL CONSUMER STAPLES		60,232,723
ENERGY - 4.2%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc.	10,370	296,375
Cameron International Corp. (a)	33,689	1,508,593
Diamond Offshore Drilling, Inc. (d)	11,054	348,533
Dresser-Rand Group, Inc. (a)	12,574	1,006,926
Dril-Quip, Inc. (a)	6,680	495,856
FMC Technologies, Inc. (a)	38,538	1,444,404
Frank's International NV (d)	6,118	100,152
Helmerich & Payne, Inc.	15,905	947,302
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd.	49,380	$ 568,364
Oceaneering International, Inc.	17,706	927,086
Oil States International, Inc. (a)	8,136	334,146
Patterson-UTI Energy, Inc.	23,623	405,371
Rowan Companies PLC	19,834	418,894
RPC, Inc.	10,004	124,750
Seadrill Ltd. (d)	57,578	618,388
Seventy Seven Energy, Inc. (a)	4,391	17,343
Superior Energy Services, Inc.	25,488	509,760
Tidewater, Inc. (d)	7,867	230,188
Unit Corp. (a)	8,147	242,618
		10,545,049
Oil, Gas & Consumable Fuels - 3.2%
Antero Resources Corp. (a)(d)	8,704	301,594
Cabot Oil & Gas Corp.	68,677	1,819,941
Cheniere Energy, Inc. (a)	39,075	2,789,174
Chesapeake Energy Corp.	85,795	1,645,548
Cimarex Energy Co.	14,205	1,465,956
Cobalt International Energy, Inc. (a)	58,256	531,295
Concho Resources, Inc. (a)	18,553	2,056,600
CONSOL Energy, Inc.	37,806	1,094,484
Continental Resources, Inc. (a)(d)	13,868	629,607
CVR Energy, Inc. (d)	2,281	87,408
Denbury Resources, Inc. (d)	58,391	402,898
Energen Corp.	12,004	761,294
EP Energy Corp. (d)	5,329	55,155
EQT Corp.	24,984	1,859,809
Golar LNG Ltd. (d)	8,379	237,628
Gulfport Energy Corp. (a)	13,905	535,203
HollyFrontier Corp.	32,814	1,178,679
Kosmos Energy Ltd. (a)	18,174	159,386
Laredo Petroleum Holdings, Inc. (a)(d)	12,439	122,027
Memorial Resource Development Corp.	7,799	149,351
Murphy Oil Corp.	29,627	1,330,549
Newfield Exploration Co. (a)	22,533	671,033
Noble Energy, Inc.	59,106	2,821,720
Oasis Petroleum, Inc. (a)(d)	16,493	221,666
ONEOK, Inc.	33,944	1,494,554
PBF Energy, Inc. Class A (d)	11,373	319,581
Peabody Energy Corp. (d)	43,902	273,509
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
QEP Resources, Inc.	29,813	$ 602,819
Range Resources Corp.	26,729	1,236,751
Rice Energy, Inc. (d)	9,089	155,240
SandRidge Energy, Inc. (a)(d)	78,434	110,592
SM Energy Co.	10,943	413,864
Southwestern Energy Co. (a)(d)	63,231	1,567,496
Targa Resources Corp.	6,166	535,394
Teekay Corp.	7,519	318,279
Tesoro Corp.	21,271	1,738,479
Ultra Petroleum Corp. (a)(d)	25,312	322,728
Whiting Petroleum Corp. (a)	26,976	809,820
World Fuel Services Corp.	11,938	584,604
WPX Energy, Inc. (a)	32,287	344,179
		33,755,894
TOTAL ENERGY		44,300,943
FINANCIALS - 21.1%
Banks - 2.7%
Associated Banc-Corp.	26,462	444,826
Bank of Hawaii Corp. (d)	7,558	426,725
BankUnited, Inc.	16,606	459,322
BOK Financial Corp.	4,280	231,591
CIT Group, Inc.	29,922	1,311,182
Citizens Financial Group, Inc.	26,727	638,775
City National Corp.	7,676	665,432
Comerica, Inc.	29,848	1,238,692
Commerce Bancshares, Inc. (d)	13,888	555,520
Cullen/Frost Bankers, Inc.	8,502	529,675
East West Bancorp, Inc.	23,329	844,043
Fifth Third Bancorp	140,248	2,426,290
First Horizon National Corp. (d)	37,970	493,230
First Niagara Financial Group, Inc.	57,817	469,474
First Republic Bank	22,716	1,156,699
Fulton Financial Corp.	30,096	335,570
Huntington Bancshares, Inc.	136,458	1,367,309
KeyCorp	143,982	1,870,326
M&T Bank Corp. (d)	21,658	2,450,819
PacWest Bancorp (d)	16,750	716,146
Popular, Inc. (a)	17,358	535,147
Regions Financial Corp.	226,113	1,967,183
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Signature Bank (a)	8,246	$ 965,854
SunTrust Banks, Inc.	87,317	3,354,719
SVB Financial Group (a)	8,316	938,876
Synovus Financial Corp.	23,606	608,327
TCF Financial Corp.	27,559	405,117
Zions Bancorporation	33,027	791,327
		28,198,196
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	9,005	1,850,708
Ameriprise Financial, Inc.	31,197	3,897,753
Artisan Partners Asset Management, Inc.	4,619	222,959
E*TRADE Financial Corp. (a)	46,837	1,079,593
Eaton Vance Corp. (non-vtg.)	19,506	785,117
Federated Investors, Inc. Class B (non-vtg.)	15,485	489,481
Interactive Brokers Group, Inc.	9,063	277,600
Invesco Ltd.	71,063	2,610,144
Lazard Ltd. Class A	20,299	929,694
Legg Mason, Inc.	16,830	933,055
LPL Financial	14,130	581,450
Northern Trust Corp.	38,815	2,537,725
NorthStar Asset Management Group, Inc.	30,223	639,821
Raymond James Financial, Inc.	20,642	1,086,182
SEI Investments Co.	21,847	877,594
T. Rowe Price Group, Inc.	43,075	3,390,864
TD Ameritrade Holding Corp.	43,970	1,424,188
Waddell & Reed Financial, Inc. Class A	13,851	619,278
		24,233,206
Consumer Finance - 0.3%
Ally Financial, Inc. (a)	44,390	830,537
Navient Corp.	67,020	1,322,975
Santander Consumer U.S.A. Holdings, Inc. (d)	14,765	263,555
SLM Corp.	68,461	623,680
Synchrony Financial (d)	21,148	652,627
		3,693,374
Diversified Financial Services - 1.5%
CBOE Holdings, Inc.	14,123	910,510
IntercontinentalExchange Group, Inc.	18,908	3,889,943
Leucadia National Corp.	60,241	1,365,663
McGraw Hill Financial, Inc.	44,641	3,992,691
Moody's Corp.	30,900	2,822,097
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
MSCI, Inc. Class A	19,061	$ 1,025,863
The NASDAQ OMX Group, Inc.	19,172	874,243
Voya Financial, Inc.	22,428	874,916
		15,755,926
Insurance - 4.3%
Alleghany Corp. (a)	2,701	1,194,085
Allied World Assurance Co.	16,271	629,200
American Financial Group, Inc.	12,209	708,610
American National Insurance Co.	1,263	131,403
Aon PLC	48,603	4,376,700
Arch Capital Group Ltd. (a)	21,966	1,273,369
Arthur J. Gallagher & Co.	25,465	1,131,410
Aspen Insurance Holdings Ltd.	10,754	465,863
Assurant, Inc.	11,823	750,879
Assured Guaranty Ltd.	27,602	674,041
Axis Capital Holdings Ltd.	16,584	844,126
Brown & Brown, Inc.	19,680	607,128
Cincinnati Financial Corp.	26,820	1,354,678
CNA Financial Corp.	4,267	166,242
Endurance Specialty Holdings Ltd.	7,177	438,658
Erie Indemnity Co. Class A	3,904	338,321
Everest Re Group Ltd.	7,520	1,288,778
FNF Group	45,471	1,596,032
FNFV Group (a)	14,353	177,977
Genworth Financial, Inc. Class A (a)	81,978	572,206
Hanover Insurance Group, Inc.	7,152	493,488
Hartford Financial Services Group, Inc.	73,920	2,875,488
HCC Insurance Holdings, Inc.	16,377	873,549
Lincoln National Corp.	43,367	2,167,483
Loews Corp.	53,137	2,033,022
Markel Corp. (a)	2,291	1,565,578
MBIA, Inc. (a)	22,633	181,517
Mercury General Corp.	4,428	253,060
Old Republic International Corp.	43,427	609,715
PartnerRe Ltd.	8,324	952,266
Principal Financial Group, Inc.	48,349	2,269,019
ProAssurance Corp.	9,437	418,720
Progressive Corp.	97,099	2,519,719
Protective Life Corp.	12,958	906,412
Reinsurance Group of America, Inc.	11,188	926,478
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	6,586	$ 629,819
StanCorp Financial Group, Inc.	7,115	441,415
Torchmark Corp.	21,344	1,068,694
Unum Group	42,127	1,308,465
Validus Holdings Ltd.	14,981	593,997
W.R. Berkley Corp.	16,539	810,246
White Mountains Insurance Group Ltd.	1,041	671,008
XL Group PLC Class A	42,554	1,467,687
		44,756,551
Real Estate Investment Trusts - 9.2%
Alexandria Real Estate Equities, Inc.	11,800	1,150,736
American Campus Communities, Inc.	17,048	749,430
American Capital Agency Corp.	57,776	1,245,073
American Homes 4 Rent Class A	25,037	417,868
American Realty Capital Properties, Inc.	149,787	1,387,777
Annaly Capital Management, Inc.	154,873	1,635,459
Apartment Investment & Management Co. Class A	25,474	1,015,394
AvalonBay Communities, Inc.	21,275	3,680,362
BioMed Realty Trust, Inc.	33,007	807,021
Boston Properties, Inc.	25,138	3,489,154
Brandywine Realty Trust (SBI)	29,237	485,627
Brixmor Property Group, Inc.	8,758	237,342
Camden Property Trust (SBI)	14,012	1,079,625
CBL & Associates Properties, Inc.	27,153	559,895
Chimera Investment Corp.	167,343	525,457
Columbia Property Trust, Inc.	20,351	497,989
Corporate Office Properties Trust (SBI)	15,214	456,420
Corrections Corp. of America	18,776	738,272
Crown Castle International Corp.	54,703	4,732,357
DDR Corp.	49,573	971,631
Digital Realty Trust, Inc.	22,064	1,609,348
Douglas Emmett, Inc.	23,344	664,837
Duke Realty LP	54,088	1,180,741
Equity Commonwealth	21,414	564,259
Equity Lifestyle Properties, Inc.	13,427	734,860
Essex Property Trust, Inc.	10,268	2,321,081
Extra Space Storage, Inc.	19,017	1,255,122
Federal Realty Investment Trust (SBI)	11,084	1,593,547
Gaming & Leisure Properties	13,548	442,071
General Growth Properties, Inc.	92,745	2,799,044
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	74,912	$ 3,542,588
Health Care REIT, Inc.	53,441	4,379,490
Healthcare Trust of America, Inc.	19,319	569,138
Home Properties, Inc.	9,666	681,453
Hospitality Properties Trust (SBI)	24,778	807,515
Host Hotels & Resorts, Inc.	124,637	2,852,941
Iron Moutain, Inc.	30,398	1,211,056
Kilroy Realty Corp.	14,051	1,041,882
Kimco Realty Corp.	66,945	1,851,029
Lamar Advertising Co. Class A	12,927	724,171
Liberty Property Trust (SBI)	24,226	976,308
MFA Financial, Inc.	60,042	470,729
Mid-America Apartment Communities, Inc.	12,309	976,350
National Retail Properties, Inc.	21,649	927,443
NorthStar Realty Finance Corp.	35,578	672,780
Omega Healthcare Investors, Inc.	20,715	908,560
Outfront Media, Inc.	22,972	651,256
Paramount Group, Inc.	25,165	486,943
Piedmont Office Realty Trust, Inc. Class A	25,185	491,863
Plum Creek Timber Co., Inc.	29,018	1,291,881
Post Properties, Inc.	8,933	542,680
Prologis, Inc.	82,025	3,702,609
Rayonier, Inc.	20,841	611,683
Realty Income Corp.	36,431	1,978,568
Regency Centers Corp.	15,142	1,038,136
Retail Properties America, Inc.	38,779	686,001
Senior Housing Properties Trust (SBI)	33,418	778,305
SL Green Realty Corp.	15,701	1,978,326
Spirit Realty Capital, Inc.	66,321	852,888
Starwood Property Trust, Inc.	36,535	874,283
Tanger Factory Outlet Centers, Inc.	14,853	584,466
Taubman Centers, Inc.	10,261	840,889
The Macerich Co.	25,765	2,216,048
Two Harbors Investment Corp.	60,989	629,406
UDR, Inc.	41,116	1,367,518
Urban Edge Properties	15,469	367,234
Ventas, Inc.	52,973	4,227,775
Vornado Realty Trust	30,785	3,399,895
Weingarten Realty Investors (SBI)	19,806	742,329
Weyerhaeuser Co.	86,646	3,106,259
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
WP Carey, Inc.	16,314	$ 1,171,508
WP Glimcher, Inc.	30,345	536,500
		96,776,481
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	45,744	1,479,361
Forest City Enterprises, Inc. Class A (a)	27,025	662,113
Howard Hughes Corp. (a)	6,450	842,564
Jones Lang LaSalle, Inc.	7,293	1,072,654
Realogy Holdings Corp. (a)	23,902	1,111,443
		5,168,135
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	86,064	771,994
Nationstar Mortgage Holdings, Inc. (a)(d)	3,696	95,024
New York Community Bancorp, Inc. (d)	71,847	1,110,036
Ocwen Financial Corp. (a)(d)	15,525	95,013
People's United Financial, Inc.	50,433	709,592
TFS Financial Corp.	12,764	178,951
		2,960,610
TOTAL FINANCIALS		221,542,479
HEALTH CARE - 12.0%
Biotechnology - 1.6%
Alkermes PLC (a)(d)	23,722	1,713,915
Alnylam Pharmaceuticals, Inc. (a)	11,817	1,108,789
BioMarin Pharmaceutical, Inc. (a)	25,740	2,500,898
Incyte Corp. (a)	23,775	1,895,105
Intercept Pharmaceuticals, Inc. (a)(d)	2,066	415,328
Medivation, Inc. (a)	12,456	1,355,462
Myriad Genetics, Inc. (a)(d)	12,477	466,889
Pharmacyclics, Inc. (a)(d)	10,019	1,690,706
Seattle Genetics, Inc. (a)(d)	16,391	510,744
United Therapeutics Corp. (a)	7,822	1,103,919
Vertex Pharmaceuticals, Inc. (a)	38,776	4,270,789
		17,032,544
Health Care Equipment & Supplies - 2.9%
Alere, Inc. (a)	13,707	557,738
Align Technology, Inc. (a)	13,303	705,724
Boston Scientific Corp. (a)	217,557	3,222,019
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	12,469	$ 2,132,573
CareFusion Corp. (a)	34,187	2,027,289
DENTSPLY International, Inc.	23,318	1,166,483
Edwards Lifesciences Corp. (a)	17,358	2,175,825
Hill-Rom Holdings, Inc.	9,137	436,383
Hologic, Inc. (a)	39,185	1,189,853
IDEXX Laboratories, Inc. (a)(d)	7,803	1,236,151
Intuitive Surgical, Inc. (a)	5,884	2,909,520
ResMed, Inc.	23,152	1,446,305
Sirona Dental Systems, Inc. (a)	9,452	852,759
St. Jude Medical, Inc.	46,518	3,064,141
Teleflex, Inc.	6,909	756,950
The Cooper Companies, Inc.	7,822	1,233,138
Varian Medical Systems, Inc. (a)(d)	16,977	1,571,391
Zimmer Holdings, Inc.	27,616	3,095,754
		29,779,996
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	37,074	3,523,884
Brookdale Senior Living, Inc. (a)	28,097	948,274
Cardinal Health, Inc.	55,745	4,637,427
Catamaran Corp. (a)	34,039	1,699,673
Centene Corp. (a)	9,386	1,024,576
Cigna Corp.	44,046	4,705,434
Community Health Systems, Inc. (a)	18,909	890,047
DaVita HealthCare Partners, Inc. (a)	29,307	2,199,783
Envision Healthcare Holdings, Inc. (a)	13,422	461,448
HCA Holdings, Inc. (a)	53,647	3,798,208
Health Net, Inc. (a)	12,960	702,043
Henry Schein, Inc. (a)	13,950	1,926,077
Humana, Inc.	25,422	3,722,798
Laboratory Corp. of America Holdings (a)	13,927	1,598,541
LifePoint Hospitals, Inc. (a)	7,403	482,972
MEDNAX, Inc. (a)	16,391	1,112,785
Omnicare, Inc.	16,173	1,212,652
Patterson Companies, Inc.	14,032	702,863
Premier, Inc. (a)	5,038	163,735
Quest Diagnostics, Inc.	23,572	1,675,262
Tenet Healthcare Corp. (a)	16,074	679,609
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	14,659	$ 1,502,987
VCA, Inc. (a)	14,633	762,379
		40,133,457
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	28,836	343,437
athenahealth, Inc. (a)(d)	6,244	872,349
Cerner Corp. (a)	48,776	3,236,288
IMS Health Holdings, Inc. (d)	12,006	295,468
Veeva Systems, Inc. Class A (a)(d)	6,263	180,124
		4,927,666
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	54,577	2,061,373
Bio-Rad Laboratories, Inc. Class A (a)	3,341	382,444
Bio-Techne Corp.	6,026	560,539
Bruker Corp. (a)	17,733	334,444
Charles River Laboratories International, Inc. (a)	7,836	543,427
Covance, Inc. (a)	9,525	1,011,650
Illumina, Inc. (a)	22,882	4,466,338
Mettler-Toledo International, Inc. (a)	4,819	1,464,735
PerkinElmer, Inc.	18,539	847,418
QIAGEN NV (a)	37,906	869,185
Quintiles Transnational Holdings, Inc. (a)	8,746	529,133
VWR Corp.	5,085	122,854
Waters Corp. (a)	13,891	1,653,724
		14,847,264
Pharmaceuticals - 1.8%
Endo Health Solutions, Inc. (a)	26,899	2,141,429
Hospira, Inc. (a)	27,388	1,737,221
Jazz Pharmaceuticals PLC (a)	9,784	1,656,823
Mallinckrodt PLC (a)	18,494	1,960,179
Mylan, Inc. (a)	61,462	3,266,705
Perrigo Co. PLC	23,151	3,512,933
Salix Pharmaceuticals Ltd. (a)(d)	10,384	1,398,413
Zoetis, Inc. Class A	82,347	3,518,687
		19,192,390
TOTAL HEALTH CARE		125,913,317
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc.	5,225	$ 680,870
BE Aerospace, Inc. (a)	17,211	1,003,918
Exelis, Inc.	31,486	538,725
Hexcel Corp.	16,087	711,528
Huntington Ingalls Industries, Inc.	8,073	941,312
KLX, Inc. (a)	8,534	335,472
L-3 Communications Holdings, Inc.	14,132	1,739,932
Rockwell Collins, Inc.	22,395	1,917,460
Spirit AeroSystems Holdings, Inc. Class A (a)	19,528	879,541
Textron, Inc.	45,947	1,955,504
TransDigm Group, Inc.	8,673	1,782,562
Triumph Group, Inc.	8,689	495,794
Vectrus, Inc. (a)	1,361	37,890
		13,020,508
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	24,427	1,739,691
Expeditors International of Washington, Inc.	32,227	1,407,675
		3,147,366
Airlines - 1.2%
Alaska Air Group, Inc. (d)	22,360	1,517,573
Copa Holdings SA Class A (d)	5,535	595,068
Southwest Airlines Co.	113,480	5,127,026
Spirit Airlines, Inc. (a)	11,829	877,002
United Continental Holdings, Inc. (a)	61,347	4,255,641
		12,372,310
Building Products - 0.6%
A.O. Smith Corp.	12,196	724,564
Allegion PLC	15,903	858,921
Armstrong World Industries, Inc. (a)	7,525	381,518
Fortune Brands Home & Security, Inc.	27,284	1,222,050
Lennox International, Inc.	7,988	785,300
Masco Corp.	58,305	1,448,296
Owens Corning	19,507	781,255
USG Corp. (a)(d)	15,511	472,310
		6,674,214
Commercial Services & Supplies - 1.3%
ADT Corp.	28,637	985,113
Cintas Corp.	16,484	1,297,291
Clean Harbors, Inc. (a)(d)	9,852	466,197
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Copart, Inc. (a)	18,211	$ 666,523
Covanta Holding Corp.	17,841	364,670
KAR Auction Services, Inc.	22,749	775,968
Pitney Bowes, Inc.	32,925	789,542
R.R. Donnelley & Sons Co.	32,048	527,831
Republic Services, Inc.	43,669	1,732,786
Rollins, Inc.	10,336	341,605
Stericycle, Inc. (a)	13,967	1,833,727
Tyco International Ltd.	68,545	2,797,321
Waste Connections, Inc.	20,417	882,423
		13,460,997
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)(d)	24,526	623,451
Chicago Bridge & Iron Co. NV (d)	15,874	547,812
Fluor Corp.	26,217	1,404,969
Jacobs Engineering Group, Inc. (a)	21,417	815,988
KBR, Inc.	23,774	392,984
Quanta Services, Inc. (a)	35,126	930,136
		4,715,340
Electrical Equipment - 0.7%
Acuity Brands, Inc.	7,054	1,057,324
AMETEK, Inc.	40,563	1,942,968
Babcock & Wilcox Co.	18,385	500,624
Hubbell, Inc. Class B	9,683	1,026,785
Regal-Beloit Corp.	7,293	502,123
Rockwell Automation, Inc.	22,800	2,483,376
SolarCity Corp. (a)(d)	7,080	344,159
		7,857,359
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	10,566	947,559
Roper Industries, Inc.	16,395	2,530,404
		3,477,963
Machinery - 3.5%
AGCO Corp.	15,562	674,457
Allison Transmission Holdings, Inc.	22,385	701,098
Colfax Corp. (a)(d)	15,655	709,328
Crane Co.	7,795	475,105
Donaldson Co., Inc.	23,280	851,117
Dover Corp.	27,131	1,900,255
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	22,498	$ 1,225,916
Graco, Inc.	10,042	715,392
IDEX Corp.	12,971	938,452
Ingersoll-Rand PLC	44,307	2,941,985
ITT Corp.	14,840	531,420
Joy Global, Inc. (d)	16,504	692,178
Kennametal, Inc.	12,927	406,166
Lincoln Electric Holdings, Inc.	13,089	888,874
Manitowoc Co., Inc. (d)	22,271	416,468
Middleby Corp. (a)	9,418	894,898
Navistar International Corp. (a)(d)	9,221	271,282
Nordson Corp.	10,673	777,635
Oshkosh Truck Corp.	12,738	545,823
PACCAR, Inc.	58,272	3,502,730
Pall Corp.	17,990	1,740,712
Parker Hannifin Corp.	24,377	2,838,945
Pentair PLC	31,663	1,957,090
Snap-On, Inc.	9,524	1,263,930
SPX Corp.	6,870	574,126
Stanley Black & Decker, Inc.	25,630	2,400,250
Terex Corp.	17,972	404,011
Timken Co.	13,546	514,883
Toro Co.	9,335	605,935
Trinity Industries, Inc.	25,408	672,550
Valmont Industries, Inc.	4,073	489,249
WABCO Holdings, Inc. (a)	9,340	888,888
Wabtec Corp.	15,756	1,314,838
Xylem, Inc.	30,163	1,028,558
		36,754,544
Marine - 0.1%
Kirby Corp. (a)	9,282	672,852
Professional Services - 1.0%
Dun & Bradstreet Corp.	6,091	701,135
Equifax, Inc.	19,973	1,686,920
IHS, Inc. Class A (a)	11,142	1,282,778
Manpower, Inc.	13,235	964,567
Nielsen Holdings B.V.	46,086	2,007,506
Robert Half International, Inc.	22,437	1,302,692
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	10,668	$ 1,264,158
Verisk Analytics, Inc. (a)	27,306	1,757,141
		10,966,897
Road & Rail - 0.9%
AMERCO	1,182	338,182
Avis Budget Group, Inc. (a)	17,406	997,538
Con-way, Inc.	9,339	382,619
Genesee & Wyoming, Inc. Class A (a)	8,603	709,317
Hertz Global Holdings, Inc. (a)	72,933	1,496,585
J.B. Hunt Transport Services, Inc.	15,082	1,200,678
Kansas City Southern	18,057	1,987,895
Landstar System, Inc.	7,314	468,681
Old Dominion Freight Lines, Inc. (a)	10,303	722,446
Ryder System, Inc.	8,780	726,896
		9,030,837
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	16,534	577,698
Fastenal Co.	48,472	2,152,157
GATX Corp.	7,384	421,996
HD Supply Holdings, Inc. (a)	17,365	500,633
MRC Global, Inc. (a)	17,404	188,137
MSC Industrial Direct Co., Inc. Class A	7,864	590,350
Now, Inc. (d)	17,614	439,469
United Rentals, Inc. (a)	15,846	1,312,841
Veritiv Corp. (a)(d)	1,332	67,756
W.W. Grainger, Inc.	9,591	2,261,941
WESCO International, Inc. (a)	7,210	481,340
		8,994,318
TOTAL INDUSTRIALS		131,145,505
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.0%
Arista Networks, Inc. (d)	1,125	71,010
Arris Group, Inc. (a)	20,894	547,841
Brocade Communications Systems, Inc.	72,155	802,364
CommScope Holding Co., Inc. (a)	10,016	281,500
EchoStar Holding Corp. Class A (a)	7,166	373,850
F5 Networks, Inc. (a)	12,500	1,395,250
Harris Corp.	17,566	1,179,206
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	38,210	$ 464,252
Juniper Networks, Inc.	70,544	1,603,465
Motorola Solutions, Inc.	32,592	2,034,067
Palo Alto Networks, Inc. (a)	8,940	1,129,927
Riverbed Technology, Inc. (a)	26,678	549,033
		10,431,765
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	51,482	2,765,098
Arrow Electronics, Inc. (a)	16,649	916,361
Avnet, Inc.	22,804	949,102
AVX Corp.	8,279	107,047
CDW Corp.	13,950	477,927
Dolby Laboratories, Inc. Class A	7,749	300,661
FLIR Systems, Inc.	23,448	708,130
Ingram Micro, Inc. Class A (a)	25,032	630,306
IPG Photonics Corp. (a)(d)	5,361	400,145
Jabil Circuit, Inc.	32,917	678,419
Keysight Technologies, Inc. (a)	27,449	916,522
Knowles Corp. (a)(d)	13,614	288,753
National Instruments Corp.	16,449	494,786
Tech Data Corp. (a)	6,131	350,080
Trimble Navigation Ltd. (a)(d)	42,647	1,016,704
Vishay Intertechnology, Inc.	22,711	309,324
Zebra Technologies Corp. Class A (a)	8,312	693,720
		12,003,085
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	29,119	1,693,415
AOL, Inc. (a)	12,892	557,579
CoStar Group, Inc. (a)	5,298	977,534
Equinix, Inc.	8,701	1,886,899
HomeAway, Inc. (a)(d)	15,440	393,566
IAC/InterActiveCorp	12,296	749,441
LinkedIn Corp. (a)	17,140	3,852,044
Pandora Media, Inc. (a)(d)	33,964	563,802
Rackspace Hosting, Inc. (a)(d)	19,433	873,708
Twitter, Inc. (a)	84,267	3,162,541
VeriSign, Inc. (a)(d)	18,212	992,190
Yelp, Inc. (a)(d)	8,141	427,158
Zillow, Inc. (a)(d)	5,093	493,614
		16,623,491
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.8%
Alliance Data Systems Corp. (a)	9,625	$ 2,779,989
Amdocs Ltd.	26,270	1,265,689
Booz Allen Hamilton Holding Corp. Class A	11,973	348,534
Broadridge Financial Solutions, Inc.	19,786	949,530
Computer Sciences Corp.	23,887	1,449,463
CoreLogic, Inc. (a)	14,831	492,389
DST Systems, Inc.	4,928	476,538
Fidelity National Information Services, Inc.	47,310	2,953,563
Fiserv, Inc. (a)	40,982	2,972,424
FleetCor Technologies, Inc. (a)	13,577	1,907,569
Gartner, Inc. Class A (a)	14,794	1,245,951
Genpact Ltd. (a)	26,351	528,865
Global Payments, Inc.	11,182	976,300
Jack Henry & Associates, Inc.	13,682	839,664
Leidos Holdings, Inc.	10,599	438,799
Paychex, Inc.	53,326	2,413,535
Sabre Corp.	7,511	153,450
Teradata Corp. (a)(d)	25,772	1,148,400
The Western Union Co. (d)	88,808	1,509,736
Total System Services, Inc.	27,590	975,858
Vantiv, Inc. (a)	20,154	693,096
VeriFone Systems, Inc. (a)	18,284	573,935
Xerox Corp.	191,505	2,522,121
		29,615,398
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)(d)	104,144	267,650
Altera Corp.	51,758	1,704,132
Analog Devices, Inc.	51,473	2,682,001
Applied Materials, Inc.	200,080	4,569,827
Atmel Corp.	67,832	565,041
Avago Technologies Ltd.	41,025	4,220,652
Broadcom Corp. Class A	87,886	3,729,442
Cree, Inc. (a)(d)	18,620	658,403
First Solar, Inc. (a)	11,943	505,428
Freescale Semiconductor, Inc. (a)(d)	16,946	543,797
KLA-Tencor Corp.	27,179	1,670,693
Lam Research Corp.	26,518	2,027,036
Linear Technology Corp.	38,863	1,746,503
Marvell Technology Group Ltd.	66,393	1,028,428
Maxim Integrated Products, Inc.	45,988	1,521,743
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.	32,625	$ 1,471,388
NVIDIA Corp.	91,876	1,764,479
ON Semiconductor Corp. (a)	72,313	723,853
Skyworks Solutions, Inc.	31,099	2,582,772
SunEdison, Inc. (a)(d)	43,596	816,553
SunPower Corp. (a)(d)	7,431	179,236
Teradyne, Inc.	33,316	603,020
Xilinx, Inc.	43,998	1,697,223
		37,279,300
Software - 3.1%
Activision Blizzard, Inc.	81,587	1,704,760
ANSYS, Inc. (a)	15,189	1,225,297
Autodesk, Inc. (a)	37,215	2,009,796
CA Technologies, Inc.	52,559	1,592,538
Cadence Design Systems, Inc. (a)(d)	47,794	859,814
Citrix Systems, Inc. (a)	26,740	1,584,612
Electronic Arts, Inc. (a)	51,553	2,828,198
FactSet Research Systems, Inc.	6,958	999,099
FireEye, Inc. (a)(d)	14,241	481,488
Fortinet, Inc. (a)	22,493	672,428
Informatica Corp. (a)	17,990	749,913
Intuit, Inc.	46,599	4,045,725
NetSuite, Inc. (a)(d)	6,894	678,576
Nuance Communications, Inc. (a)	42,972	590,650
Parametric Technology Corp. (a)	19,238	642,742
Red Hat, Inc. (a)	30,958	1,974,811
Rovi Corp. (a)	15,171	350,602
ServiceNow, Inc. (a)	23,747	1,731,156
SolarWinds, Inc. (a)	10,968	528,109
Solera Holdings, Inc.	11,401	588,292
Splunk, Inc. (a)	19,537	1,009,086
Symantec Corp.	113,257	2,805,376
Synopsys, Inc. (a)	25,376	1,090,914
Tableau Software, Inc. (a)	6,277	506,931
Workday, Inc. Class A (a)(d)	15,352	1,219,870
Zynga, Inc. (a)	116,784	298,967
		32,769,750
Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corp. (a)(d)	17,852	519,136
Diebold, Inc. (d)	10,555	329,316
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Lexmark International, Inc. Class A (d)	10,409	$ 415,423
NCR Corp. (a)	27,281	692,937
NetApp, Inc.	51,418	1,943,600
SanDisk Corp.	37,008	2,809,277
Stratasys Ltd. (a)(d)	8,053	640,133
Western Digital Corp.	36,428	3,541,894
		10,891,716
TOTAL INFORMATION TECHNOLOGY		149,614,505
MATERIALS - 5.7%
Chemicals - 2.7%
Airgas, Inc.	12,223	1,376,799
Albemarle Corp. U.S.	18,963	915,154
Ashland, Inc.	11,274	1,336,194
Axalta Coating Systems	9,115	233,982
Cabot Corp.	10,780	457,180
Celanese Corp. Class A	25,634	1,378,084
CF Industries Holdings, Inc.	8,541	2,608,251
Cytec Industries, Inc.	11,689	560,955
Eastman Chemical Co.	24,480	1,735,387
FMC Corp.	21,804	1,253,730
Huntsman Corp.	33,059	725,976
International Flavors & Fragrances, Inc.	13,258	1,406,806
NewMarket Corp.	1,465	658,767
Platform Specialty Products Corp. (a)	15,567	326,907
Rayonier Advanced Materials, Inc. (d)	6,861	117,460
RPM International, Inc.	21,877	1,047,033
Sherwin-Williams Co.	14,135	3,834,401
Sigma Aldrich Corp.	19,467	2,677,102
The Mosaic Co.	54,913	2,673,714
The Scotts Miracle-Gro Co. Class A	7,412	470,143
Valspar Corp.	13,896	1,159,343
W.R. Grace & Co. (a)	12,605	1,092,601
Westlake Chemical Corp.	6,804	389,937
		28,435,906
Construction Materials - 0.3%
Eagle Materials, Inc.	8,271	589,061
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Martin Marietta Materials, Inc.	10,054	$ 1,083,218
Vulcan Materials Co.	21,442	1,511,875
		3,184,154
Containers & Packaging - 1.2%
Aptargroup, Inc.	10,847	684,554
Avery Dennison Corp.	15,573	814,001
Ball Corp.	22,905	1,450,574
Bemis Co., Inc.	16,320	722,976
Crown Holdings, Inc. (a)	22,586	1,000,786
Greif, Inc. Class A	5,038	192,452
MeadWestvaco Corp.	27,690	1,392,253
Owens-Illinois, Inc. (a)	26,769	625,056
Packaging Corp. of America	16,092	1,220,578
Rock-Tenn Co. Class A (d)	23,605	1,531,965
Sealed Air Corp.	35,617	1,442,489
Silgan Holdings, Inc.	7,281	374,316
Sonoco Products Co.	16,874	745,831
		12,197,831
Metals & Mining - 1.1%
Alcoa, Inc.	191,916	3,003,485
Allegheny Technologies, Inc.	18,188	518,904
Carpenter Technology Corp.	8,520	323,249
Cliffs Natural Resources, Inc. (d)	24,332	156,211
Compass Minerals International, Inc.	5,499	480,613
Newmont Mining Corp.	81,897	2,059,710
Nucor Corp.	52,461	2,289,923
Reliance Steel & Aluminum Co.	13,006	681,124
Royal Gold, Inc.	10,571	765,975
Steel Dynamics, Inc.	39,274	669,229
Tahoe Resources, Inc.	13,484	184,003
TimkenSteel Corp.	6,320	170,640
United States Steel Corp. (d)	23,696	579,130
		11,882,196
Paper & Forest Products - 0.4%
Domtar Corp.	10,496	401,997
International Paper Co.	71,101	3,744,179
		4,146,176
TOTAL MATERIALS		59,846,263
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp.	163,750	$ 1,099,581
Level 3 Communications, Inc. (a)	45,188	2,247,651
Windstream Holdings, Inc. (d)	98,557	783,528
Zayo Group Holdings, Inc. (d)	4,146	115,052
		4,245,812
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	21,046	2,456,068
Telephone & Data Systems, Inc.	14,358	333,824
U.S. Cellular Corp. (a)(d)	2,006	69,789
		2,859,681
TOTAL TELECOMMUNICATION SERVICES		7,105,493
UTILITIES - 6.3%
Electric Utilities - 2.4%
Edison International	53,405	3,639,551
Entergy Corp.	29,419	2,574,457
FirstEnergy Corp.	69,010	2,783,173
Great Plains Energy, Inc.	25,258	746,879
Hawaiian Electric Industries, Inc. (d)	16,401	562,554
ITC Holdings Corp.	25,744	1,095,150
Northeast Utilities	51,746	2,876,043
OGE Energy Corp.	32,533	1,144,511
Pepco Holdings, Inc.	41,305	1,133,822
Pinnacle West Capital Corp.	18,069	1,268,082
PPL Corp.	109,335	3,881,393
Westar Energy, Inc.	20,942	894,642
Xcel Energy, Inc.	82,159	3,083,427
		25,683,684
Gas Utilities - 0.5%
AGL Resources, Inc.	19,438	1,095,914
Atmos Energy Corp.	16,502	939,129
National Fuel Gas Co.	13,981	886,815
Questar Corp.	28,754	746,166
UGI Corp.	28,340	1,048,297
		4,716,321
Independent Power Producers & Renewable Electricity Producers - 0.4%
Calpine Corp. (a)	63,311	1,321,934
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Renewable Electricity Producers - continued
NRG Energy, Inc.	54,885	$ 1,353,464
The AES Corp.	118,277	1,445,345
		4,120,743
Multi-Utilities - 2.8%
Alliant Energy Corp.	18,016	1,236,078
Ameren Corp.	39,810	1,802,597
CenterPoint Energy, Inc.	70,984	1,639,021
CMS Energy Corp.	44,302	1,671,514
Consolidated Edison, Inc.	48,066	3,330,012
DTE Energy Co.	28,981	2,598,436
Integrys Energy Group, Inc.	13,063	1,059,409
MDU Resources Group, Inc.	31,453	711,152
NiSource, Inc.	51,531	2,229,231
Public Service Enterprise Group, Inc.	83,200	3,550,976
SCANA Corp.	23,326	1,487,499
Sempra Energy	40,297	4,510,040
TECO Energy, Inc.	38,318	817,323
Vectren Corp.	13,262	635,515
Wisconsin Energy Corp.	37,130	2,070,740
		29,349,543
Water Utilities - 0.2%
American Water Works Co., Inc.	29,303	1,645,070
Aqua America, Inc.	29,456	796,785
		2,441,855
TOTAL UTILITIES		66,312,146
TOTAL COMMON STOCKS (Cost $913,909,394)		1,045,075,517
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (e) (Cost $99,995)	$ 100,000	99,999
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	10,254,861	$ 10,254,861
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	60,280,527	60,280,527
TOTAL MONEY MARKET FUNDS (Cost $70,535,388)		70,535,388
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $984,544,777)		1,115,710,904
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(67,197,638)
NET ASSETS - 100%		$ 1,048,513,266
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2015	$ 3,292,220	$ 64,951
The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,992
Fidelity Securities Lending Cash Central Fund	270,605
Total	$ 278,597
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 179,062,143	$ 179,062,143	$ -	$ -
Consumer Staples	60,232,723	60,232,723	-	-
Energy	44,300,943	44,300,943	-	-
Financials	221,542,479	221,542,479	-	-
Health Care	125,913,317	125,913,317	-	-
Industrials	131,145,505	131,145,505	-	-
Information Technology	149,614,505	149,614,505	-	-
Materials	59,846,263	59,846,263	-	-
Telecommunication Services	7,105,493	7,105,493	-	-
Utilities	66,312,146	66,312,146	-	-
U.S. Government and Government Agency Obligations	99,999	-	99,999	-
Money Market Funds	70,535,388	70,535,388	-	-
Total Investments in Securities:	$ 1,115,710,904	$ 1,115,610,905	$ 99,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 64,951	$ 64,951	$ -	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $985,925,803. Net unrealized appreciation aggregated $129,785,101, of which $174,801,563 related to appreciated investment securities and $45,016,462 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Small Cap Index Fund

January 31, 2015

1.883103.103

SSP-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	45,877	$ 1,117,105
Cooper Tire & Rubber Co.	40,548	1,410,665
Cooper-Standard Holding, Inc. (a)	9,193	480,334
Dana Holding Corp. (d)	115,390	2,408,189
Dorman Products, Inc. (a)(d)	18,404	841,615
Drew Industries, Inc.	16,041	806,541
Federal-Mogul Corp. Class A (a)	19,332	261,562
Fox Factory Holding Corp. (a)	7,537	114,487
Fuel Systems Solutions, Inc. (a)(d)	9,557	102,642
Gentherm, Inc. (a)	24,090	886,030
Modine Manufacturing Co. (a)	32,612	397,540
Motorcar Parts of America, Inc. (a)	12,031	314,250
Remy International, Inc.	20,787	442,139
Shiloh Industries, Inc. (a)	5,647	69,063
Spartan Motors, Inc.	23,047	120,075
Standard Motor Products, Inc.	13,480	491,481
Stoneridge, Inc. (a)	20,018	252,627
Strattec Security Corp. (d)	2,345	147,735
Superior Industries International, Inc.	15,885	289,901
Tenneco, Inc. (a)	41,486	2,133,210
Tower International, Inc. (a)	14,196	336,019
		13,423,210
Automobiles - 0.0%
Winnebago Industries, Inc.	18,684	371,625
Distributors - 0.3%
Core-Mark Holding Co., Inc.	15,702	1,047,009
Pool Corp.	30,655	1,907,048
VOXX International Corp. (a)(d)	13,250	106,000
Weyco Group, Inc.	4,665	126,048
		3,186,105
Diversified Consumer Services - 1.0%
2U, Inc. (d)	6,830	121,506
American Public Education, Inc. (a)(d)	11,750	394,448
Ascent Capital Group, Inc. (a)(d)	9,436	399,237
Bridgepoint Education, Inc. (a)	11,509	113,594
Bright Horizons Family Solutions, Inc. (a)	20,936	1,016,443
Capella Education Co.	7,368	500,950
Career Education Corp. (a)(d)	44,982	251,000
Carriage Services, Inc.	10,748	234,306
Chegg, Inc. (a)(d)	49,754	329,869
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Collectors Universe, Inc.	4,690	$ 110,215
Grand Canyon Education, Inc. (a)	31,873	1,396,675
Houghton Mifflin Harcourt Co. (a)	74,404	1,464,271
ITT Educational Services, Inc. (a)(d)	15,156	110,184
K12, Inc. (a)	22,891	325,510
Liberty Tax, Inc. (a)	2,561	92,196
LifeLock, Inc. (a)(d)	55,053	817,537
Regis Corp. (a)	29,486	464,405
Sotheby's Class A (Ltd. vtg.) (d)	41,614	1,770,676
Steiner Leisure Ltd. (a)	9,241	403,092
Strayer Education, Inc. (a)	7,335	491,445
Universal Technical Institute, Inc.	14,821	121,088
Weight Watchers International, Inc. (a)(d)	18,767	310,782
		11,239,429
Hotels, Restaurants & Leisure - 3.2%
Belmond Ltd. Class A (a)	66,386	729,582
Biglari Holdings, Inc. (a)	1,289	533,607
BJ's Restaurants, Inc. (a)(d)	15,240	674,980
Bloomin' Brands, Inc. (a)	52,628	1,300,701
Bob Evans Farms, Inc. (d)	16,813	947,749
Boyd Gaming Corp. (a)(d)	52,284	682,829
Bravo Brio Restaurant Group, Inc. (a)	12,756	167,741
Buffalo Wild Wings, Inc. (a)(d)	12,871	2,295,157
Caesars Acquisition Co. (a)	31,142	243,842
Caesars Entertainment Corp. (a)(d)	34,225	372,710
Carrols Restaurant Group, Inc. (a)	23,676	188,461
Churchill Downs, Inc.	9,122	866,499
Chuy's Holdings, Inc. (a)(d)	10,913	233,211
ClubCorp Holdings, Inc.	14,439	245,607
Cracker Barrel Old Country Store, Inc. (d)	12,978	1,745,671
Dave & Buster's Entertainment, Inc.	4,576	131,514
Del Frisco's Restaurant Group, Inc. (a)	16,274	322,713
Denny's Corp. (a)	59,412	646,403
Diamond Resorts International, Inc. (a)(d)	24,173	686,030
DineEquity, Inc.	11,276	1,203,713
El Pollo Loco Holdings, Inc. (a)(d)	5,524	142,133
Empire Resorts, Inc. (a)(d)	10,292	60,723
Empire Resorts, Inc. rights 2/2/15 (a)	1,604	0
Famous Dave's of America, Inc. (a)(d)	3,163	95,744
Fiesta Restaurant Group, Inc. (a)(d)	18,304	1,081,217
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Habit Restaurants, Inc. Class A (d)	3,791	$ 125,103
Ignite Restaurant Group, Inc. (a)	4,521	30,924
International Speedway Corp. Class A	19,000	552,710
Interval Leisure Group, Inc.	26,727	616,859
Intrawest Resorts Holdings, Inc.	9,103	91,940
Isle of Capri Casinos, Inc. (a)	14,673	150,252
Jack in the Box, Inc.	27,248	2,310,358
Jamba, Inc. (a)(d)	11,350	186,481
Krispy Kreme Doughnuts, Inc. (a)(d)	44,520	866,804
La Quinta Holdings, Inc.	30,343	616,873
Life Time Fitness, Inc. (a)	27,798	1,519,717
Marcus Corp.	12,080	227,829
Marriott Vacations Worldwide Corp.	18,265	1,397,273
Monarch Casino & Resort, Inc. (a)	6,664	115,287
Morgans Hotel Group Co. (a)	19,549	140,166
Nathan's Famous, Inc. (a)	2,141	172,222
Noodles & Co. (a)	7,313	187,944
Papa John's International, Inc.	20,834	1,322,126
Papa Murphy's Holdings, Inc. (d)	4,597	61,094
Penn National Gaming, Inc. (a)	53,716	804,129
Pinnacle Entertainment, Inc. (a)(d)	40,790	862,709
Popeyes Louisiana Kitchen, Inc. (a)	16,140	926,759
Potbelly Corp. (a)(d)	10,251	143,822
Red Robin Gourmet Burgers, Inc. (a)	9,748	755,470
Ruby Tuesday, Inc. (a)(d)	40,497	243,792
Ruth's Hospitality Group, Inc.	24,801	360,111
Scientific Games Corp. Class A (a)(d)	34,017	401,741
Sonic Corp.	37,007	1,120,202
Speedway Motorsports, Inc.	7,654	170,608
Texas Roadhouse, Inc. Class A	47,447	1,593,745
The Cheesecake Factory, Inc. (d)	33,929	1,781,612
Vail Resorts, Inc.	24,594	2,158,369
Zoe's Kitchen, Inc.	3,874	119,862
		37,733,430
Household Durables - 1.1%
Beazer Homes U.S.A., Inc. (a)	17,875	282,425
Cavco Industries, Inc. (a)	5,924	435,473
Century Communities, Inc. (d)	2,645	42,585
CSS Industries, Inc.	6,124	166,573
Dixie Group, Inc. (a)(d)	10,454	84,468
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ethan Allen Interiors, Inc.	17,256	$ 469,708
Flexsteel Industries, Inc.	3,441	102,542
Helen of Troy Ltd. (a)(d)	19,461	1,463,856
Hovnanian Enterprises, Inc. Class A (a)(d)	77,809	267,663
Installed Building Products, Inc. (a)	6,015	107,368
iRobot Corp. (a)(d)	20,136	635,291
KB Home	57,279	713,696
La-Z-Boy, Inc.	35,702	952,886
LGI Homes, Inc. (a)(d)	9,805	129,132
Libbey, Inc.	14,668	479,790
Lifetime Brands, Inc.	7,127	112,464
M.D.C. Holdings, Inc. (d)	26,863	671,575
M/I Homes, Inc. (a)(d)	17,065	352,222
Meritage Homes Corp. (a)	26,489	964,464
NACCO Industries, Inc. Class A	3,248	178,802
New Home Co. LLC (a)	6,084	85,724
Ryland Group, Inc. (d)	32,088	1,288,333
Skullcandy, Inc. (a)	13,483	135,100
Standard Pacific Corp. (a)(d)	99,164	696,131
TRI Pointe Homes, Inc. (a)	100,188	1,435,694
Turtle Beach Corp. (a)	4,176	9,271
UCP, Inc. (a)	4,657	41,913
Universal Electronics, Inc. (a)	10,752	685,332
WCI Communities, Inc. (a)(d)	8,408	162,358
William Lyon Homes, Inc. (a)(d)	11,546	220,298
		13,373,137
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	16,957	133,791
Blue Nile, Inc. (a)(d)	8,367	260,046
Coupons.com, Inc. (a)(d)	7,959	113,973
EVINE Live, Inc. (a)	28,295	177,410
FTD Companies, Inc. (a)(d)	13,089	448,298
Gaiam, Inc. Class A (a)	10,577	77,424
HSN, Inc. (d)	22,599	1,750,067
Lands' End, Inc. (a)	11,025	382,457
NutriSystem, Inc. (d)	19,849	353,709
Orbitz Worldwide, Inc. (a)	35,346	326,244
Overstock.com, Inc. (a)	7,879	176,332
PetMed Express, Inc. (d)	14,146	222,092
RetailMeNot, Inc. (a)(d)	20,681	321,176
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Shutterfly, Inc. (a)(d)	26,271	$ 1,152,509
Travelport Worldwide Ltd.	19,943	310,911
Wayfair LLC Class A (d)	8,699	170,152
		6,376,591
Leisure Products - 0.5%
Arctic Cat, Inc.	8,746	294,041
Black Diamond, Inc. (a)	15,636	99,445
Brunswick Corp.	63,151	3,427,836
Callaway Golf Co. (d)	53,170	433,867
Escalade, Inc.	6,785	103,403
JAKKS Pacific, Inc. (a)(d)	12,690	76,394
Johnson Outdoors, Inc. Class A	3,532	105,960
Leapfrog Enterprises, Inc. Class A (a)(d)	45,814	109,037
Malibu Boats, Inc. Class A (a)	5,766	125,814
Marine Products Corp.	6,313	45,643
Nautilus, Inc. (a)	20,734	295,252
Smith & Wesson Holding Corp. (a)(d)	37,542	461,767
Sturm, Ruger & Co., Inc. (d)	13,083	528,553
		6,107,012
Media - 1.4%
A.H. Belo Corp. Class A	13,234	119,371
AMC Entertainment Holdings, Inc. Class A	14,405	405,069
Carmike Cinemas, Inc. (a)	16,371	452,986
Central European Media Enterprises Ltd. Class A (a)(d)	48,882	127,093
Cinedigm Corp. (a)	52,016	77,504
Crown Media Holdings, Inc. Class A (a)	24,973	79,914
Cumulus Media, Inc. Class A (a)(d)	97,712	340,038
Daily Journal Corp. (a)(d)	748	140,998
Dex Media, Inc. (a)(d)	10,251	69,502
E.W. Scripps Co. Class A (a)(d)	21,468	423,564
Entercom Communications Corp. Class A (a)(d)	18,109	209,521
Entravision Communication Corp. Class A	39,147	241,537
Eros International PLC (a)	14,695	275,678
Global Eagle Entertainment, Inc. (a)(d)	27,690	426,288
Global Sources Ltd. (a)	10,581	61,687
Gray Television, Inc. (a)	33,026	312,426
Harte-Hanks, Inc.	33,250	241,728
Hemisphere Media Group, Inc. (a)(d)	5,990	74,755
Journal Communications, Inc. Class A (a)	29,799	299,480
Lee Enterprises, Inc. (a)(d)	36,865	108,752
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Loral Space & Communications Ltd. (a)	8,827	$ 634,750
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	20,228	93,858
MDC Partners, Inc. Class A (sub. vtg.)	28,580	683,062
Media General, Inc. (a)	54,466	778,864
Meredith Corp. (d)	24,480	1,274,429
National CineMedia, Inc.	41,004	590,458
New Media Investment Group, Inc.	30,353	709,957
Nexstar Broadcasting Group, Inc. Class A	20,951	1,045,350
Radio One, Inc. Class D (non-vtg.) (a)(d)	13,761	25,871
ReachLocal, Inc. (a)(d)	7,875	23,861
Reading International, Inc. Class A (a)	11,538	139,494
Rentrak Corp. (a)(d)	6,668	512,969
Saga Communications, Inc. Class A	2,453	99,764
Salem Communications Corp. Class A	6,492	45,249
Scholastic Corp.	17,894	658,141
SFX Entertainment, Inc. (a)(d)	29,173	95,979
Sinclair Broadcast Group, Inc. Class A (d)	47,037	1,163,695
Sizmek, Inc. (a)	15,229	90,765
The McClatchy Co. Class A (a)	43,705	109,700
The New York Times Co. Class A (d)	94,421	1,188,760
Time, Inc.	75,202	1,883,058
Townsquare Media, Inc.	5,758	69,902
World Wrestling Entertainment, Inc. Class A (d)	19,819	240,008
		16,645,835
Multiline Retail - 0.2%
Burlington Stores, Inc. (a)	19,332	964,473
Fred's, Inc. Class A (d)	25,404	421,706
The Bon-Ton Stores, Inc. (d)	8,700	47,676
Tuesday Morning Corp. (a)(d)	29,593	523,796
		1,957,651
Specialty Retail - 3.2%
Aeropostale, Inc. (a)	53,275	129,991
America's Car Mart, Inc. (a)(d)	5,159	273,994
American Eagle Outfitters, Inc. (d)	132,520	1,860,581
ANN, Inc. (a)	32,023	1,059,961
Asbury Automotive Group, Inc. (a)	20,894	1,550,544
Barnes & Noble, Inc. (a)(d)	27,663	649,804
bebe stores, Inc.	21,338	76,390
Big 5 Sporting Goods Corp.	12,617	150,268
Boot Barn Holdings, Inc. (d)	3,940	79,509
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Brown Shoe Co., Inc.	29,851	$ 847,470
Build-A-Bear Workshop, Inc. (a)	8,313	171,414
Christopher & Banks Corp. (a)	24,622	128,281
Citi Trends, Inc. (a)	10,427	238,674
Conn's, Inc. (a)(d)	18,551	291,993
Destination Maternity Corp.	9,223	141,204
Destination XL Group, Inc. (a)(d)	25,295	128,499
Express, Inc. (a)	57,593	753,316
Finish Line, Inc. Class A	32,509	767,212
Five Below, Inc. (a)(d)	37,025	1,233,673
Francesca's Holdings Corp. (a)	28,458	451,344
Genesco, Inc. (a)	16,355	1,168,565
Group 1 Automotive, Inc.	16,532	1,329,007
Guess?, Inc.	42,101	790,657
Haverty Furniture Companies, Inc.	13,614	332,590
hhgregg, Inc. (a)(d)	7,164	39,330
Hibbett Sports, Inc. (a)(d)	17,729	833,972
Kirkland's, Inc. (a)	9,891	230,164
Lithia Motors, Inc. Class A (sub. vtg.)	15,563	1,318,186
Lumber Liquidators Holdings, Inc. (a)(d)	18,724	1,182,421
MarineMax, Inc. (a)(d)	16,941	432,165
Mattress Firm Holding Corp. (a)	10,240	590,029
Monro Muffler Brake, Inc. (d)	21,492	1,228,053
New York & Co., Inc. (a)	17,397	40,013
Office Depot, Inc. (a)	364,382	2,769,303
Outerwall, Inc. (d)	13,101	813,310
Pacific Sunwear of California, Inc. (a)	33,516	92,169
Pier 1 Imports, Inc.	64,485	1,083,993
Rent-A-Center, Inc.	36,037	1,235,348
Restoration Hardware Holdings, Inc. (a)(d)	21,264	1,861,238
Sears Hometown & Outlet Stores, Inc. (a)(d)	8,096	91,890
Select Comfort Corp. (a)	36,972	1,103,244
Shoe Carnival, Inc.	9,979	231,712
Sonic Automotive, Inc. Class A (sub. vtg.)	26,858	661,513
Sportsman's Warehouse Holdings, Inc.	5,796	41,325
Stage Stores, Inc.	21,230	424,600
Stein Mart, Inc.	18,655	256,693
Systemax, Inc. (a)	7,952	103,933
The Buckle, Inc. (d)	19,307	980,603
The Cato Corp. Class A (sub. vtg.)	18,773	795,975
The Children's Place Retail Stores, Inc. (d)	14,902	893,375
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Container Store Group, Inc. (a)(d)	11,464	$ 208,874
The Men's Wearhouse, Inc.	32,728	1,520,870
The Pep Boys - Manny, Moe & Jack (a)(d)	36,956	311,539
Tile Shop Holdings, Inc. (a)(d)	19,332	156,976
Tilly's, Inc. (a)	7,111	97,705
Vitamin Shoppe, Inc. (a)(d)	21,048	889,699
West Marine, Inc. (a)	12,048	144,576
Winmark Corp.	1,620	132,046
Zumiez, Inc. (a)(d)	14,198	529,443
		37,931,226
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	18,467	784,848
Crocs, Inc. (a)	56,723	601,264
Culp, Inc.	5,864	117,808
G-III Apparel Group Ltd. (a)	13,095	1,272,834
Iconix Brand Group, Inc. (a)(d)	32,829	1,091,236
Movado Group, Inc.	12,201	293,190
Oxford Industries, Inc.	9,797	548,044
Perry Ellis International, Inc. (a)	8,135	194,508
Quiksilver, Inc. (a)(d)	91,852	171,763
Sequential Brands Group, Inc. (a)(d)	11,453	118,539
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	26,659	1,608,871
Steven Madden Ltd. (a)	39,752	1,365,084
Tumi Holdings, Inc. (a)(d)	34,667	785,901
Unifi, Inc. (a)	9,831	316,853
Vera Bradley, Inc. (a)(d)	14,773	281,721
Vince Holding Corp. (a)(d)	7,414	173,858
Wolverine World Wide, Inc. (d)	69,331	1,951,668
		11,677,990
TOTAL CONSUMER DISCRETIONARY		160,023,241
CONSUMER STAPLES - 3.3%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(d)	5,680	1,786,474
Coca-Cola Bottling Co. Consolidated	3,173	309,494
Craft Brew Alliance, Inc. (a)(d)	7,183	85,478
National Beverage Corp. (a)	7,431	161,550
		2,342,996
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.1%
Andersons, Inc.	19,018	$ 855,430
Casey's General Stores, Inc.	26,217	2,393,612
Chefs' Warehouse Holdings (a)(d)	12,172	260,359
Diplomat Pharmacy, Inc. (d)	10,126	248,796
Fairway Group Holdings Corp. (a)(d)	11,021	50,256
Fresh Market, Inc. (a)(d)	29,241	1,114,375
Ingles Markets, Inc. Class A (d)	8,852	377,538
Liberator Medical Holdings, Inc.	22,471	71,907
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	5,964	183,691
Pantry, Inc. (a)	15,803	583,131
PriceSmart, Inc. (d)	12,793	1,046,212
Roundy's, Inc. (a)(d)	27,195	97,902
Smart & Final Stores, Inc.	9,096	136,440
SpartanNash Co.	25,741	663,088
SUPERVALU, Inc. (a)	138,297	1,347,013
United Natural Foods, Inc. (a)(d)	33,774	2,610,055
Village Super Market, Inc. Class A	4,739	137,289
Weis Markets, Inc.	7,330	335,934
		12,513,028
Food Products - 1.5%
Alico, Inc.	1,951	92,751
B&G Foods, Inc. Class A	36,616	1,092,621
Boulder Brands, Inc. (a)(d)	40,884	410,067
Cal-Maine Foods, Inc.	21,213	743,516
Calavo Growers, Inc.	9,704	389,227
Darling International, Inc. (a)	112,078	1,903,084
Dean Foods Co.	63,706	1,154,353
Diamond Foods, Inc. (a)	14,760	362,801
Farmer Brothers Co. (a)	5,194	155,353
Fresh Del Monte Produce, Inc. (d)	24,279	816,503
Freshpet, Inc. (d)	8,014	122,534
Inventure Foods, Inc. (a)	10,549	107,283
J&J Snack Foods Corp.	10,114	992,386
John B. Sanfilippo & Son, Inc.	5,411	197,339
Lancaster Colony Corp.	12,600	1,133,118
Lifeway Foods, Inc. (a)	2,792	51,094
Limoneira Co. (d)	7,792	162,074
Omega Protein Corp. (a)	14,115	148,772
Post Holdings, Inc. (a)(d)	29,958	1,415,516
Sanderson Farms, Inc. (d)	15,741	1,258,650
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Seaboard Corp. (a)	194	$ 742,048
Seneca Foods Corp. Class A (a)	6,544	169,359
Snyders-Lance, Inc.	32,490	945,134
Tootsie Roll Industries, Inc.	12,702	396,175
TreeHouse Foods, Inc. (a)	28,647	2,598,283
		17,560,041
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	28,988	263,791
Harbinger Group, Inc. (a)(d)	55,976	699,140
Oil-Dri Corp. of America	3,281	100,464
Orchids Paper Products Co.	5,735	156,393
WD-40 Co.	10,248	840,951
		2,060,739
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)(d)	17,494	258,561
IGI Laboratories, Inc. (a)(d)	21,572	214,857
Inter Parfums, Inc.	11,193	281,504
MediFast, Inc. (a)(d)	8,212	260,238
Nature's Sunshine Products, Inc.	7,625	105,454
Nutraceutical International Corp. (a)	5,636	110,127
Revlon, Inc. (a)	8,126	266,045
Synutra International, Inc. (a)	12,442	66,814
The Female Health Co. (d)	12,959	49,115
USANA Health Sciences, Inc. (a)	3,837	376,179
		1,988,894
Tobacco - 0.1%
22nd Century Group, Inc. (a)(d)	31,852	37,267
Alliance One International, Inc. (a)	59,789	62,778
Universal Corp. (d)	15,839	636,094
Vector Group Ltd.	51,120	1,144,066
		1,880,205
TOTAL CONSUMER STAPLES		38,345,903
ENERGY - 3.3%
Energy Equipment & Services - 1.1%
Aspen Aerogels, Inc.	3,621	27,737
Basic Energy Services, Inc. (a)(d)	21,749	127,884
Bristow Group, Inc. (d)	24,346	1,356,316
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
C&J Energy Services, Inc. (a)(d)	31,857	$ 328,127
Carbo Ceramics, Inc. (d)	13,258	434,597
Dawson Geophysical Co.	5,783	62,399
Era Group, Inc. (a)	13,946	314,064
Exterran Holdings, Inc.	40,001	1,084,427
FMSA Holdings, Inc. (d)	16,923	87,830
Forum Energy Technologies, Inc. (a)	40,425	624,566
Geospace Technologies Corp. (a)(d)	8,851	212,247
Glori Energy, Inc. (a)(d)	7,256	23,364
Gulf Island Fabrication, Inc.	9,910	164,209
Gulfmark Offshore, Inc. Class A (d)	18,498	364,966
Helix Energy Solutions Group, Inc. (a)	72,195	1,355,100
Hercules Offshore, Inc. (a)(d)	100,343	72,247
Hornbeck Offshore Services, Inc. (a)(d)	24,990	554,778
Independence Contract Drilling, Inc. (d)	6,472	31,260
ION Geophysical Corp. (a)	89,309	200,945
Key Energy Services, Inc. (a)	89,577	150,489
Matrix Service Co. (a)	17,982	345,254
McDermott International, Inc. (a)(d)	159,027	357,811
Mitcham Industries, Inc. (a)(d)	7,550	42,356
Natural Gas Services Group, Inc. (a)	8,552	172,665
Newpark Resources, Inc. (a)(d)	58,488	505,336
Nordic American Offshore Ltd. (d)	12,466	140,243
North Atlantic Drilling Ltd.	44,895	64,200
Nuverra Environmental Solutions, Inc. (a)(d)	9,439	21,049
Parker Drilling Co. (a)(d)	81,381	220,543
PHI, Inc. (non-vtg.) (a)	8,424	288,185
Pioneer Energy Services Corp. (a)	41,373	171,284
Profire Energy, Inc. (a)	7,940	18,103
RigNet, Inc. (a)(d)	8,117	277,764
SEACOR Holdings, Inc. (a)(d)	13,159	946,790
Tesco Corp.	24,066	246,436
TETRA Technologies, Inc. (a)	52,853	261,094
U.S. Silica Holdings, Inc. (d)	36,701	924,865
Vantage Drilling Co. (a)(d)	130,570	50,922
Willbros Group, Inc. (a)	27,267	152,150
		12,784,602
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)(d)	65,428	193,667
Adams Resources & Energy, Inc.	1,446	83,926
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Alon U.S.A. Energy, Inc. (d)	18,280	$ 220,822
Alpha Natural Resources, Inc. (a)(d)	150,319	156,332
American Eagle Energy Corp. (a)(d)	18,113	9,511
Amyris, Inc. (a)(d)	16,118	27,723
Approach Resources, Inc. (a)(d)	26,846	168,324
Arch Coal, Inc. (d)	144,052	133,579
Ardmore Shipping Corp.	12,517	141,692
Bill Barrett Corp. (a)(d)	33,148	338,110
Bonanza Creek Energy, Inc. (a)(d)	22,048	575,012
BPZ Energy, Inc. (a)(d)	70,626	15,891
Callon Petroleum Co. (a)	38,704	210,937
Carrizo Oil & Gas, Inc. (a)	31,130	1,403,963
Clayton Williams Energy, Inc. (a)(d)	3,992	223,153
Clean Energy Fuels Corp. (a)(d)	46,310	193,113
Cloud Peak Energy, Inc. (a)(d)	42,040	285,452
Comstock Resources, Inc. (d)	31,422	126,945
Contango Oil & Gas Co. (a)(d)	12,101	363,877
Delek U.S. Holdings, Inc.	40,541	1,250,690
DHT Holdings, Inc.	62,186	457,067
Diamondback Energy, Inc. (a)(d)	28,631	1,975,253
Dorian Lpg Ltd.	4,358	49,115
Eclipse Resources Corp. (d)	20,642	127,980
Emerald Oil, Inc. (a)(d)	35,869	29,520
Energy XXI (Bermuda) Ltd. (d)	61,470	180,722
Evolution Petroleum Corp.	14,439	106,127
EXCO Resources, Inc. (d)	103,209	205,386
Frontline Ltd. (NY Shares) (a)(d)	44,121	101,920
FX Energy, Inc. (a)(d)	32,104	44,304
GasLog Ltd. (d)	28,511	498,657
Gastar Exploration, Inc. (a)	48,292	113,003
Goodrich Petroleum Corp. (a)(d)	21,659	54,581
Green Plains, Inc. (d)	25,749	602,784
Halcon Resources Corp. (a)(d)	173,540	242,956
Hallador Energy Co.	7,536	85,458
Harvest Natural Resources, Inc. (a)(d)	25,067	15,725
Isramco, Inc. (a)	605	80,592
Jones Energy, Inc. (a)(d)	7,745	78,999
Magnum Hunter Resources Corp. (a)(d)	135,253	262,391
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	5,763	13
Matador Resources Co. (a)(d)	50,149	1,081,212
Midstates Petroleum Co., Inc. (a)(d)	22,141	28,562
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Miller Energy Resources, Inc. (a)(d)	17,792	$ 20,817
Navios Maritime Acquisition Corp. (d)	55,482	184,755
Nordic American Tanker Shipping Ltd. (d)	60,057	607,777
Northern Oil & Gas, Inc. (a)(d)	40,711	255,665
Pacific Ethanol, Inc. (a)(d)	15,555	133,617
Panhandle Royalty Co. Class A	9,464	198,176
Parsley Energy, Inc. Class A (d)	36,436	611,032
PDC Energy, Inc. (a)	24,435	1,122,544
Penn Virginia Corp. (a)(d)	44,514	217,228
Petroquest Energy, Inc. (a)(d)	40,277	118,012
Renewable Energy Group, Inc. (a)(d)	24,792	216,682
Resolute Energy Corp. (a)(d)	48,636	35,504
Rex American Resources Corp. (a)(d)	4,278	237,472
Rex Energy Corp. (a)(d)	33,754	119,489
Ring Energy, Inc. (a)(d)	13,287	121,177
Rosetta Resources, Inc. (a)	42,323	722,454
RSP Permian, Inc. (a)(d)	15,857	424,968
Sanchez Energy Corp. (a)(d)	34,410	383,327
Scorpio Tankers, Inc.	111,159	874,821
SemGroup Corp. Class A	29,140	1,961,996
Ship Finance International Ltd. (NY Shares) (d)	40,589	563,781
Solazyme, Inc. (a)(d)	51,878	114,650
Stone Energy Corp. (a)(d)	37,922	533,942
Swift Energy Co. (a)(d)	27,493	58,560
Synergy Resources Corp. (a)(d)	44,816	548,100
Teekay Tankers Ltd.	54,955	282,469
TransAtlantic Petroleum Ltd. (a)	15,859	67,559
Triangle Petroleum Corp. (a)(d)	47,895	251,449
VAALCO Energy, Inc. (a)(d)	34,766	192,604
Vertex Energy, Inc. (a)(d)	8,275	28,797
W&T Offshore, Inc. (d)	25,143	127,224
Warren Resources, Inc. (a)	46,069	48,372
Western Refining, Inc.	36,325	1,348,747
Westmoreland Coal Co. (a)	10,168	265,181
		25,543,994
TOTAL ENERGY		38,328,596
FINANCIALS - 23.8%
Banks - 7.2%
1st Source Corp.	10,379	308,568
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
American National Bankshares, Inc.	6,102	$ 131,315
Ameris Bancorp	16,805	405,505
Ames National Corp.	6,442	154,801
Arrow Financial Corp.	8,042	205,634
Banc of California, Inc. (d)	22,203	227,581
BancFirst Corp.	4,712	271,694
Banco Latinoamericano de Comercio Exterior SA Series E (d)	20,014	557,790
Bancorp, Inc., Delaware (a)	22,070	188,036
BancorpSouth, Inc.	65,752	1,305,177
Bank of Kentucky Financial Corp.	4,232	188,070
Bank of Marin Bancorp	4,070	199,471
Bank of the Ozarks, Inc.	54,362	1,762,960
Banner Bank	13,404	541,254
BBCN Bancorp, Inc.	53,628	694,483
Blue Hills Bancorp, Inc. (a)	18,538	246,370
BNC Bancorp	13,229	211,399
Boston Private Financial Holdings, Inc.	53,855	592,405
Bridge Bancorp, Inc.	8,412	207,608
Bridge Capital Holdings (a)	7,310	159,724
Bryn Mawr Bank Corp.	9,089	264,944
C1 Financial, Inc. (d)	2,112	35,439
Camden National Corp.	5,394	200,441
Capital Bank Financial Corp. Series A (a)	15,184	370,793
Capital City Bank Group, Inc.	7,222	108,330
Cardinal Financial Corp.	21,355	380,333
Cascade Bancorp (a)	20,540	94,895
Cathay General Bancorp	54,278	1,296,701
Centerstate Banks of Florida, Inc.	23,466	258,361
Central Pacific Financial Corp.	11,852	248,655
Century Bancorp, Inc. Class A (non-vtg.)	2,317	89,853
Chemical Financial Corp.	21,959	622,757
Citizens & Northern Corp.	8,236	159,202
City Holding Co.	10,750	455,048
CNB Financial Corp., Pennsylvania	10,458	177,786
CoBiz, Inc.	23,974	261,317
Columbia Banking Systems, Inc.	38,927	989,914
Community Bank System, Inc. (d)	27,705	931,719
Community Trust Bancorp, Inc.	10,605	334,906
CommunityOne Bancorp (a)	8,372	81,711
ConnectOne Bancorp, Inc.	15,289	281,318
CU Bancorp (a)	6,370	129,438
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Customers Bancorp, Inc. (d)	17,106	$ 336,133
CVB Financial Corp. (d)	72,575	1,060,321
Eagle Bancorp, Inc. (a)(d)	17,854	610,607
Enterprise Bancorp, Inc.	4,977	101,780
Enterprise Financial Services Corp.	13,360	255,310
FCB Financial Holdings, Inc. Class A	5,412	122,257
Fidelity Southern Corp.	11,066	169,199
Financial Institutions, Inc.	9,320	205,320
First Bancorp, North Carolina	13,198	219,087
First Bancorp, Puerto Rico (a)	70,285	385,865
First Busey Corp.	51,785	318,996
First Business Finance Services, Inc.	2,576	112,752
First Citizen Bancshares, Inc.	6,531	1,593,891
First Commonwealth Financial Corp.	64,529	509,134
First Community Bancshares, Inc.	11,982	187,998
First Connecticut Bancorp, Inc.	12,707	187,428
First Financial Bancorp, Ohio	39,104	645,998
First Financial Bankshares, Inc. (d)	43,883	1,083,910
First Financial Corp., Indiana	7,631	247,321
First Interstate Bancsystem, Inc.	12,251	292,799
First Merchants Corp.	24,548	536,128
First Midwest Bancorp, Inc., Delaware	51,301	790,035
First NBC Bank Holding Co. (a)	10,008	309,848
First of Long Island Corp.	8,144	189,837
FirstMerit Corp.	112,650	1,845,770
Flushing Financial Corp.	20,822	376,878
FNB Corp., Pennsylvania	118,003	1,416,036
German American Bancorp, Inc.	9,186	257,208
Glacier Bancorp, Inc.	50,513	1,124,925
Great Southern Bancorp, Inc.	7,184	259,486
Great Western Bancorp, Inc.	12,373	249,935
Green Bancorp, Inc.	3,007	31,874
Guaranty Bancorp	10,412	139,313
Hampton Roads Bankshares, Inc. (a)	35,913	58,179
Hancock Holding Co.	56,299	1,469,967
Hanmi Financial Corp.	22,052	437,953
Heartland Financial U.S.A., Inc.	10,734	296,473
Heritage Commerce Corp.	13,771	115,126
Heritage Financial Corp., Washington	20,091	311,812
Heritage Oaks Bancorp	16,288	125,092
Hilltop Holdings, Inc. (a)	51,104	927,538
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Home Bancshares, Inc.	36,920	$ 1,093,570
HomeTrust Bancshares, Inc. (a)	13,622	210,460
Horizon Bancorp Industries	6,388	142,963
Hudson Valley Holding Corp.	9,972	246,009
IBERIABANK Corp.	21,458	1,171,821
Independent Bank Corp.	15,378	189,149
Independent Bank Corp., Massachusetts (d)	16,373	619,391
Independent Bank Group, Inc. (d)	6,333	197,653
International Bancshares Corp.	36,913	830,912
Investors Bancorp, Inc.	240,198	2,644,580
Lakeland Bancorp, Inc.	25,435	274,444
Lakeland Financial Corp.	11,026	416,121
LegacyTexas Financial Group, Inc.	27,426	543,583
Macatawa Bank Corp.	17,416	91,782
MainSource Financial Group, Inc.	13,588	260,890
MB Financial, Inc.	45,409	1,290,070
Mercantile Bank Corp.	11,610	220,590
Merchants Bancshares, Inc.	4,448	119,073
Metro Bancorp, Inc.	9,462	240,903
Midsouth Bancorp, Inc.	5,944	82,859
MidWestOne Financial Group, Inc.	4,561	127,799
National Bank Holdings Corp.	25,931	478,427
National Bankshares, Inc. (d)	4,910	143,470
National Penn Bancshares, Inc.	83,892	813,752
NBT Bancorp, Inc.	30,004	690,392
NewBridge Bancorp (a)	22,877	179,356
Northrim Bancorp, Inc.	4,594	95,234
OFG Bancorp (d)	30,332	488,345
Old Line Bancshares, Inc.	5,583	80,619
Old National Bancorp, Indiana	80,353	1,077,534
Opus Bank	3,559	92,890
Pacific Continental Corp.	13,075	165,268
Pacific Premier Bancorp, Inc. (a)	11,505	170,964
Palmetto Bancshares, Inc.	2,664	43,530
Park National Corp. (d)	8,725	701,577
Park Sterling Corp.	30,348	203,332
Peapack-Gladstone Financial Corp.	8,315	148,256
Penns Woods Bancorp, Inc.	3,481	154,591
Peoples Bancorp, Inc.	9,990	228,272
Peoples Financial Services Corp. (d)	5,130	231,517
Pinnacle Financial Partners, Inc.	24,160	868,310
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Preferred Bank, Los Angeles	7,680	$ 200,525
PrivateBancorp, Inc.	48,835	1,481,654
Prosperity Bancshares, Inc.	47,493	2,174,704
Renasant Corp. (d)	21,350	558,516
Republic Bancorp, Inc., Kentucky Class A	6,958	158,573
Republic First Bancorp, Inc. (a)(d)	21,897	75,107
S&T Bancorp, Inc.	20,361	559,724
Sandy Spring Bancorp, Inc.	17,067	422,067
Seacoast Banking Corp., Florida (a)	13,004	164,631
ServisFirst Bancshares, Inc.	1,116	33,926
Sierra Bancorp	9,060	143,510
Simmons First National Corp. Class A	11,088	414,913
South State Corp.	16,237	969,511
Southside Bancshares, Inc.	16,199	442,233
Southwest Bancorp, Inc., Oklahoma	13,002	198,411
Square 1 Financial, Inc. Class A	4,724	109,880
State Bank Financial Corp.	23,544	429,913
Sterling Bancorp (d)	56,822	748,914
Stock Yards Bancorp, Inc.	10,073	310,248
Stonegate Bank	6,550	182,025
Suffolk Bancorp	7,865	180,895
Sun Bancorp, Inc. (a)	5,848	107,018
Susquehanna Bancshares, Inc.	127,581	1,608,796
Talmer Bancorp, Inc. Class A	11,760	158,995
Texas Capital Bancshares, Inc. (a)	31,243	1,276,277
The First Bancorp, Inc.	7,755	128,578
Tompkins Financial Corp.	10,112	518,442
TowneBank (d)	29,319	425,419
Trico Bancshares	15,430	360,291
TriState Capital Holdings, Inc. (a)	15,258	144,341
Triumph Bancorp, Inc.	5,276	68,588
Trustmark Corp. (d)	45,637	974,806
UMB Financial Corp.	25,794	1,251,525
Umpqua Holdings Corp.	113,225	1,756,120
Union Bankshares Corp.	31,545	630,900
United Bankshares, Inc., West Virginia (d)	47,093	1,592,214
United Community Bank, Inc.	34,214	599,087
Univest Corp. of Pennsylvania	11,059	204,813
Valley National Bancorp (d)	153,309	1,392,046
Washington Trust Bancorp, Inc.	10,020	366,932
Webster Financial Corp.	61,547	1,879,030
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
WesBanco, Inc. (d)	17,888	$ 539,860
West Bancorp., Inc.	11,894	194,586
Westamerica Bancorp.	18,158	738,667
Western Alliance Bancorp. (a)	50,994	1,311,056
Wilshire Bancorp, Inc.	47,024	427,918
Wintrust Financial Corp.	31,387	1,364,393
Yadkin Financial Corp. (a)	13,305	253,593
		84,553,654
Capital Markets - 1.5%
Arlington Asset Investment Corp.	14,740	391,052
Ashford, Inc. (a)	526	76,270
BGC Partners, Inc. Class A	119,211	933,422
Calamos Asset Management, Inc. Class A	11,643	146,120
CIFI Corp.	3,577	31,013
Cohen & Steers, Inc.	12,969	545,736
Cowen Group, Inc. Class A (a)	79,432	330,437
Diamond Hill Investment Group, Inc.	1,888	245,553
Evercore Partners, Inc. Class A	22,611	1,082,389
FBR & Co. (a)	5,936	133,085
Fifth Street Asset Management, Inc. Class A	4,149	56,260
Financial Engines, Inc. (d)	35,076	1,259,228
FXCM, Inc. Class A (d)	30,500	67,100
GAMCO Investors, Inc. Class A	4,279	349,380
GFI Group, Inc.	52,262	293,190
Greenhill & Co., Inc.	19,396	715,324
HFF, Inc.	22,414	761,404
INTL FCStone, Inc. (a)	10,281	198,218
Investment Technology Group, Inc. (a)	24,231	502,793
Janus Capital Group, Inc.	101,844	1,786,344
KCG Holdings, Inc. Class A (a)	31,428	384,364
Ladenburg Thalmann Financial Services, Inc. (a)(d)	66,368	252,862
Manning & Napier, Inc. Class A	10,341	110,752
Medley Management, Inc.	4,377	43,201
Moelis & Co. Class A	4,985	154,535
OM Asset Management Ltd. (a)	16,509	250,276
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,354	145,242
Piper Jaffray Companies (a)(d)	11,174	570,433
Pzena Investment Management, Inc.	8,186	66,552
RCS Capital Corp. Class A (d)	5,878	55,430
Safeguard Scientifics, Inc. (a)(d)	14,015	256,895
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Silvercrest Asset Management Group Class A	3,371	$ 47,531
Stifel Financial Corp. (a)	44,559	2,100,957
Virtus Investment Partners, Inc.	4,833	655,500
Walter Investment Management Corp. (a)(d)	25,430	383,230
Westwood Holdings Group, Inc.	4,931	290,880
WisdomTree Investments, Inc.	73,358	1,277,896
		16,950,854
Consumer Finance - 0.6%
Cash America International, Inc.	19,030	395,824
Consumer Portfolio Services, Inc. (a)	14,090	78,904
Credit Acceptance Corp. (a)(d)	4,457	702,601
Encore Capital Group, Inc. (a)(d)	17,670	657,677
Enova International, Inc. (a)(d)	17,317	333,352
EZCORP, Inc. (non-vtg.) Class A (a)(d)	34,691	357,664
First Cash Financial Services, Inc. (a)(d)	19,793	984,108
Green Dot Corp. Class A (a)(d)	20,900	318,725
J.G. Wentworth Co. (a)	7,989	76,135
Nelnet, Inc. Class A	13,904	608,161
Nicholas Financial, Inc. (a)	6,740	95,910
PRA Group, Inc. (a)(d)	34,129	1,690,068
Regional Management Corp. (a)	7,305	106,142
Springleaf Holdings, Inc. (a)(d)	16,423	518,967
World Acceptance Corp. (a)(d)	5,288	388,404
		7,312,642
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc. (d)	15,339	125,013
MarketAxess Holdings, Inc.	25,699	1,952,353
Marlin Business Services Corp.	6,002	96,332
NewStar Financial, Inc. (a)	17,973	189,975
PHH Corp. (a)(d)	34,466	859,582
PICO Holdings, Inc. (a)	15,359	245,590
Resource America, Inc. Class A	11,240	98,800
Tiptree Financial, Inc. (a)(d)	4,666	33,735
		3,601,380
Insurance - 2.5%
AMBAC Financial Group, Inc. (a)	30,804	753,158
American Equity Investment Life Holding Co.	50,822	1,296,469
Amerisafe, Inc.	12,714	517,460
AmTrust Financial Services, Inc. (d)	20,481	1,036,748
Argo Group International Holdings, Ltd.	17,903	957,631
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Atlas Financial Holdings, Inc. (a)	7,675	$ 128,173
Baldwin & Lyons, Inc. Class B	5,996	138,508
Citizens, Inc. Class A (a)(d)	29,853	215,539
CNO Financial Group, Inc.	139,394	2,163,395
Crawford & Co. Class B	19,315	180,595
Donegal Group, Inc. Class A	5,486	87,721
eHealth, Inc. (a)(d)	12,115	124,058
EMC Insurance Group	3,360	108,394
Employers Holdings, Inc.	21,707	451,506
Enstar Group Ltd. (a)	5,848	789,305
FBL Financial Group, Inc. Class A	6,494	338,922
Federated National Holding Co.	9,148	266,298
Fidelity & Guaranty Life	7,615	164,560
First American Financial Corp. (d)	72,554	2,468,287
Global Indemnity PLC (a)	5,866	153,924
Greenlight Capital Re, Ltd. (a)	19,018	597,355
Hallmark Financial Services, Inc. (a)	10,041	110,853
HCI Group, Inc.	6,011	277,768
Heritage Insurance Holdings, Inc.	4,748	90,259
Horace Mann Educators Corp.	27,829	847,950
Independence Holding Co.	4,576	58,161
Infinity Property & Casualty Corp.	7,903	555,344
Kansas City Life Insurance Co.	2,605	118,449
Kemper Corp.	31,730	1,107,694
Maiden Holdings Ltd. (d)	33,500	418,750
Meadowbrook Insurance Group, Inc. (d)	33,902	281,387
Montpelier Re Holdings Ltd.	24,940	876,142
National General Holdings Corp.	23,749	426,770
National Interstate Corp.	5,015	129,237
National Western Life Insurance Co. Class A	1,520	362,353
Navigators Group, Inc. (a)	7,154	530,970
OneBeacon Insurance Group Ltd.	15,314	242,114
Phoenix Companies, Inc. (a)(d)	3,819	236,893
Platinum Underwriters Holdings Ltd.	16,926	1,249,647
Primerica, Inc.	37,421	1,857,578
RLI Corp.	29,430	1,380,561
Safety Insurance Group, Inc.	8,880	550,116
Selective Insurance Group, Inc.	38,167	985,472
State Auto Financial Corp.	10,153	223,366
State National Companies, Inc. (d)	17,386	168,992
Stewart Information Services Corp.	14,572	521,678
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp.	51,536	$ 1,046,696
Third Point Reinsurance Ltd. (a)	37,907	501,510
United Fire Group, Inc.	13,887	388,003
United Insurance Holdings Corp.	11,017	269,145
Universal Insurance Holdings, Inc.	21,004	487,923
		29,239,787
Real Estate Investment Trusts - 9.6%
Acadia Realty Trust (SBI)	46,160	1,670,530
AG Mortgage Investment Trust, Inc. (d)	18,986	349,153
Agree Realty Corp.	11,922	412,978
Alexanders, Inc.	1,432	664,219
Altisource Residential Corp. Class B	38,575	694,736
American Assets Trust, Inc.	24,262	1,076,748
American Capital Mortgage Investment Corp.	34,784	648,374
American Residential Properties, Inc. (a)(d)	22,159	388,004
AmREIT, Inc. Class B	13,128	348,942
Anworth Mortgage Asset Corp.	80,567	418,143
Apollo Commercial Real Estate Finance, Inc.	30,609	505,967
Apollo Residential Mortgage, Inc.	21,720	339,918
Ares Commercial Real Estate Corp.	21,193	254,952
Armada Hoffler Properties, Inc.	17,014	181,539
Armour Residential REIT, Inc.	244,876	810,540
Ashford Hospitality Prime, Inc.	17,090	293,264
Ashford Hospitality Trust, Inc.	47,339	498,006
Associated Estates Realty Corp.	39,213	976,796
Aviv REIT, Inc.	13,150	517,190
Campus Crest Communities, Inc.	43,074	296,780
Capstead Mortgage Corp.	65,228	784,041
CareTrust (REIT), Inc.	19,458	262,294
CatchMark Timber Trust, Inc.	13,608	156,628
Cedar Shopping Centers, Inc.	58,058	462,142
Chambers Street Properties	161,504	1,364,709
Chatham Lodging Trust	26,067	811,466
Chesapeake Lodging Trust	37,400	1,373,328
Colony Financial, Inc.	73,134	1,832,007
CorEnergy Infrastructure Trust, Inc.	32,462	212,626
Coresite Realty Corp.	14,317	627,228
Cousins Properties, Inc.	150,506	1,661,586
CubeSmart	110,183	2,714,909
CyrusOne, Inc.	22,429	629,133
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CYS Investments, Inc. (d)	109,872	$ 971,268
DCT Industrial Trust, Inc.	56,043	2,116,184
DiamondRock Hospitality Co.	133,391	1,938,171
DuPont Fabros Technology, Inc.	43,310	1,613,731
Dynex Capital, Inc.	36,027	301,546
EastGroup Properties, Inc.	21,380	1,382,003
Education Realty Trust, Inc.	31,762	1,098,965
Empire State Realty Trust, Inc.	61,508	1,119,446
EPR Properties	38,767	2,522,181
Equity One, Inc.	41,206	1,122,451
Excel Trust, Inc.	40,814	573,029
FelCor Lodging Trust, Inc.	84,655	847,397
First Industrial Realty Trust, Inc.	74,961	1,628,903
First Potomac Realty Trust	39,763	508,966
Franklin Street Properties Corp.	61,956	797,993
Getty Realty Corp.	17,412	322,644
Gladstone Commercial Corp.	13,951	242,747
Government Properties Income Trust	46,319	1,056,073
Gramercy Property Trust, Inc.	127,535	882,542
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,139	248,504
Hatteras Financial Corp.	65,428	1,189,481
Healthcare Realty Trust, Inc.	64,790	1,949,531
Hersha Hospitality Trust	137,368	917,618
Highwoods Properties, Inc. (SBI)	61,031	2,868,457
Hudson Pacific Properties, Inc.	44,360	1,435,046
Inland Real Estate Corp.	58,995	671,363
Invesco Mortgage Capital, Inc.	83,993	1,288,453
Investors Real Estate Trust	76,944	634,788
iStar Financial, Inc. (a)	58,351	760,897
Kite Realty Group Trust	22,103	675,468
LaSalle Hotel Properties (SBI)	76,031	3,076,214
Lexington Corporate Properties Trust	140,261	1,600,378
LTC Properties, Inc.	23,667	1,110,456
Mack-Cali Realty Corp.	60,476	1,179,887
Medical Properties Trust, Inc.	141,464	2,174,302
Monmouth Real Estate Investment Corp. Class A	38,018	448,993
National Health Investors, Inc.	25,400	1,898,904
New Residential Investment Corp.	96,154	1,225,964
New York (REIT), Inc.	110,564	1,153,183
New York Mortgage Trust, Inc. (d)	70,765	547,721
One Liberty Properties, Inc.	9,167	224,683
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Owens Realty Mortgage, Inc.	7,787	$ 106,293
Parkway Properties, Inc.	53,757	983,753
Pebblebrook Hotel Trust	48,652	2,259,399
Pennsylvania Real Estate Investment Trust (SBI) (d)	46,988	1,124,423
PennyMac Mortgage Investment Trust	50,098	1,127,706
Physicians Realty Trust	47,960	846,014
Potlatch Corp.	27,738	1,105,637
PS Business Parks, Inc.	13,184	1,108,906
QTS Realty Trust, Inc. Class A	8,047	305,866
RAIT Financial Trust (d)	56,039	395,075
Ramco-Gershenson Properties Trust (SBI)	51,657	1,010,927
Redwood Trust, Inc.	56,670	1,129,433
Resource Capital Corp.	91,867	443,718
Retail Opportunity Investments Corp.	61,267	1,082,588
Rexford Industrial Realty, Inc.	31,445	503,749
RLJ Lodging Trust	89,009	3,032,537
Rouse Properties, Inc. (d)	25,466	473,413
Ryman Hospitality Properties, Inc. (d)	29,635	1,626,962
Sabra Health Care REIT, Inc.	40,354	1,319,576
Saul Centers, Inc.	6,904	394,149
Select Income (REIT)	25,113	624,560
Silver Bay Realty Trust Corp.	26,350	410,533
Sovran Self Storage, Inc.	22,387	2,121,168
Stag Industrial, Inc.	38,674	1,013,259
Starwood Waypoint Residential (d)	26,822	650,165
Store Capital Corp. (d)	21,178	486,247
Strategic Hotel & Resorts, Inc. (a)	181,953	2,441,809
Summit Hotel Properties, Inc.	58,468	749,560
Sun Communities, Inc.	32,729	2,216,735
Sunstone Hotel Investors, Inc.	141,148	2,406,573
Terreno Realty Corp.	29,271	667,379
The GEO Group, Inc.	49,465	2,152,717
Trade Street Residential, Inc. (d)	12,495	99,460
UMH Properties, Inc.	14,827	142,784
Universal Health Realty Income Trust (SBI)	8,029	431,398
Urstadt Biddle Properties, Inc. Class A	18,117	425,750
Washington REIT (SBI) (d)	45,300	1,300,563
Western Asset Mortgage Capital Corp. (d)	29,065	392,378
Whitestone REIT Class B	15,649	245,533
		111,924,102
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	33,379	$ 1,277,081
Altisource Asset Management Corp. (a)	948	151,680
Altisource Portfolio Solutions SA (a)	9,180	186,170
AV Homes, Inc. (a)	7,675	115,048
Consolidated-Tomoka Land Co.	2,887	157,486
Forestar Group, Inc. (a)(d)	23,360	309,987
Kennedy-Wilson Holdings, Inc.	48,983	1,302,458
Marcus & Millichap, Inc. (a)	5,457	187,066
RE/MAX Holdings, Inc.	7,060	234,957
Tejon Ranch Co. (a)	9,565	235,490
The St. Joe Co. (a)(d)	43,280	699,405
		4,856,828
Thrifts & Mortgage Finance - 1.7%
Anchor BanCorp Wisconsin, Inc.	4,494	150,549
Astoria Financial Corp.	59,151	723,417
Bank Mutual Corp.	32,125	204,636
BankFinancial Corp.	13,461	152,244
BBX Capital Corp. (a)	5,119	72,383
Beneficial Bancorp, Inc. (a)	21,912	236,430
Berkshire Hills Bancorp, Inc.	17,457	434,679
BofI Holding, Inc. (a)(d)	9,685	817,027
Brookline Bancorp, Inc., Delaware	48,424	464,870
Capitol Federal Financial, Inc.	96,799	1,206,116
Charter Financial Corp.	13,423	150,338
Clifton Bancorp, Inc.	17,784	235,816
Dime Community Bancshares, Inc.	22,753	335,834
ESB Financial Corp.	8,866	148,151
Essent Group Ltd. (a)	30,405	711,173
EverBank Financial Corp.	61,663	1,076,019
Farmer Mac Class C (non-vtg.)	7,182	197,864
First Defiance Financial Corp.	6,766	206,092
First Financial Northwest, Inc.	8,720	104,553
Flagstar Bancorp, Inc. (a)(d)	13,876	197,178
Fox Chase Bancorp, Inc.	7,223	117,302
Home Loan Servicing Solutions Ltd. (d)	48,527	585,236
HomeStreet, Inc. (d)	9,987	176,370
Kearny Financial Corp. (a)	10,070	130,910
Ladder Capital Corp. Class A	10,325	193,697
Lendingtree, Inc. (a)(d)	4,271	175,880
Meridian Bancorp, Inc. (a)	14,204	164,908
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Meta Financial Group, Inc.	4,403	$ 147,368
MGIC Investment Corp. (a)(d)	230,637	1,965,027
NMI Holdings, Inc. (a)	33,864	260,753
Northfield Bancorp, Inc.	33,792	486,605
Northwest Bancshares, Inc.	64,561	761,820
OceanFirst Financial Corp.	9,721	157,480
Oritani Financial Corp.	30,823	434,913
PennyMac Financial Services, Inc. (a)	9,578	172,596
Provident Financial Services, Inc.	41,003	711,812
Radian Group, Inc. (d)	130,023	2,049,162
Stonegate Mortgage Corp. (a)(d)	9,791	98,497
Territorial Bancorp, Inc.	5,662	123,092
Trustco Bank Corp., New York (d)	64,563	415,140
United Community Financial Corp.	33,941	183,281
United Financial Bancorp, Inc. New	35,383	440,165
Walker & Dunlop, Inc. (a)(d)	12,721	225,798
Washington Federal, Inc.	69,265	1,375,603
Waterstone Financial, Inc.	22,494	285,224
WSFS Financial Corp.	6,072	448,478
		20,112,486
TOTAL FINANCIALS		278,551,733
HEALTH CARE - 15.3%
Biotechnology - 6.3%
ACADIA Pharmaceuticals, Inc. (a)(d)	53,844	1,638,473
Acceleron Pharma, Inc. (a)(d)	11,137	439,577
Achillion Pharmaceuticals, Inc. (a)(d)	66,048	980,813
Acorda Therapeutics, Inc. (a)	28,474	1,183,095
Actinium Pharmaceuticals, Inc. (a)	13,447	72,479
Adamas Pharmaceuticals, Inc.	1,740	29,284
Aegerion Pharmaceuticals, Inc. (a)(d)	20,232	469,787
Agenus, Inc. (a)(d)	41,641	209,454
Agios Pharmaceuticals, Inc. (a)(d)	9,985	1,157,461
Akebia Therapeutics, Inc. (a)	5,377	55,222
Alder Biopharmaceuticals, Inc.	6,947	188,125
AMAG Pharmaceuticals, Inc. (a)(d)	14,970	661,524
Anacor Pharmaceuticals, Inc. (a)(d)	22,493	845,737
Applied Genetic Technologies Corp.	3,683	92,001
Ardelyx, Inc.	3,185	86,027
Arena Pharmaceuticals, Inc. (a)(d)	165,167	711,870
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ARIAD Pharmaceuticals, Inc. (a)(d)	111,692	$ 720,413
Array BioPharma, Inc. (a)(d)	85,437	611,729
Arrowhead Research Corp. (a)(d)	36,336	229,280
Atara Biotherapeutics, Inc.	3,830	93,299
Auspex Pharmaceuticals, Inc. (d)	7,105	436,602
Avalanche Biotechnologies, Inc. (a)	5,305	210,502
BioCryst Pharmaceuticals, Inc. (a)(d)	47,347	481,992
Biospecifics Technologies Corp. (a)	2,557	100,592
BioTime, Inc. (a)(d)	35,628	145,362
bluebird bio, Inc. (a)	16,833	1,563,954
Calithera Biosciences, Inc.	5,284	105,099
Cara Therapeutics, Inc.	3,209	34,625
Celldex Therapeutics, Inc. (a)(d)	60,940	1,305,335
Cellular Dynamics International, Inc. (a)(d)	5,786	29,335
Cepheid, Inc. (a)(d)	47,569	2,688,124
ChemoCentryx, Inc. (a)(d)	18,230	149,851
Chimerix, Inc. (a)(d)	20,631	827,509
Clovis Oncology, Inc. (a)(d)	16,843	1,097,995
Coherus BioSciences, Inc.	4,708	105,648
CTI BioPharma Corp. (a)(d)	100,701	221,542
Cytokinetics, Inc. (a)	23,664	167,778
Cytori Therapeutics, Inc. (a)(d)	40,192	19,292
CytRx Corp. (a)(d)	37,875	97,339
Dicerna Pharmaceuticals, Inc. (d)	2,118	45,156
Dyax Corp. (a)	92,845	1,402,888
Dynavax Technologies Corp. (a)(d)	18,476	315,940
Eleven Biotherapeutics, Inc.	3,639	42,212
Emergent BioSolutions, Inc. (a)(d)	19,852	556,452
Enanta Pharmaceuticals, Inc. (a)(d)	7,020	304,949
Epizyme, Inc. (a)(d)	8,779	168,030
Esperion Therapeutics, Inc. (a)	4,071	186,859
Exact Sciences Corp. (a)(d)	60,402	1,643,538
Exelixis, Inc. (a)(d)	131,581	246,056
FibroGen, Inc.	6,180	182,495
Five Prime Therapeutics, Inc. (a)	13,984	367,919
Flexion Therapeutics, Inc. (d)	4,052	83,431
Foundation Medicine, Inc. (a)(d)	9,545	454,915
Galectin Therapeutics, Inc. (a)(d)	10,728	34,544
Galena Biopharma, Inc. (a)(d)	80,311	130,907
Genocea Biosciences, Inc.	2,327	19,966
Genomic Health, Inc. (a)(d)	11,559	373,125
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Geron Corp. (a)(d)	107,623	$ 342,241
Halozyme Therapeutics, Inc. (a)(d)	70,003	999,643
Heron Therapeutics, Inc. (a)	15,693	123,975
Hyperion Therapeutics, Inc. (a)	9,478	239,793
Idera Pharmaceuticals, Inc. (a)(d)	40,051	181,031
Immune Design Corp. (a)	4,117	103,296
ImmunoGen, Inc. (a)(d)	58,993	450,117
Immunomedics, Inc. (a)(d)	58,074	310,696
Infinity Pharmaceuticals, Inc. (a)	32,884	507,729
Inovio Pharmaceuticals, Inc. (a)(d)	40,695	339,396
Insmed, Inc. (a)	33,582	519,178
Insys Therapeutics, Inc. (a)(d)	6,768	323,375
Intrexon Corp. (a)(d)	25,841	741,895
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	81,658	1,272,232
Isis Pharmaceuticals, Inc. (a)(d)	80,117	5,488,816
Karyopharm Therapeutics, Inc. (a)	10,230	271,402
Keryx Biopharmaceuticals, Inc. (a)(d)	69,175	841,168
Kindred Biosciences, Inc. (a)	6,249	39,431
Kite Pharma, Inc. (d)	6,353	426,604
KYTHERA Biopharmaceuticals, Inc. (a)(d)	11,990	446,028
Lexicon Pharmaceuticals, Inc. (a)(d)	168,392	153,237
Ligand Pharmaceuticals, Inc. Class B (a)(d)	13,335	759,028
Loxo Oncology, Inc.	2,368	30,287
Macrogenics, Inc. (a)	13,507	427,091
MannKind Corp. (a)(d)	155,553	987,762
Merrimack Pharmaceuticals, Inc. (a)(d)	67,346	635,073
MiMedx Group, Inc. (a)(d)	62,958	513,422
Mirati Therapeutics, Inc. (a)(d)	4,887	101,405
Momenta Pharmaceuticals, Inc. (a)	33,084	356,315
NanoViricides, Inc. (a)	29,911	77,769
Navidea Biopharmaceuticals, Inc. (a)(d)	105,156	169,301
Neuralstem, Inc. (a)(d)	46,587	144,420
Neurocrine Biosciences, Inc. (a)(d)	51,720	1,740,895
NewLink Genetics Corp. (a)(d)	13,363	488,952
Northwest Biotherapeutics, Inc. (a)(d)	25,474	161,505
Novavax, Inc. (a)(d)	162,395	1,268,305
NPS Pharmaceuticals, Inc. (a)	72,432	3,321,732
Ohr Pharmaceutical, Inc. (a)(d)	14,092	105,831
OncoMed Pharmaceuticals, Inc. (a)(d)	8,539	195,202
Oncothyreon, Inc. (a)	51,192	80,883
Ophthotech Corp. (a)(d)	9,446	531,338
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Opko Health, Inc. (a)(d)	134,248	$ 1,628,428
Orexigen Therapeutics, Inc. (a)(d)	82,164	431,361
Organovo Holdings, Inc. (a)(d)	43,068	276,927
Osiris Therapeutics, Inc. (a)(d)	12,856	207,367
Otonomy, Inc.	5,509	160,863
OvaScience, Inc. (a)(d)	11,726	509,612
PDL BioPharma, Inc. (d)	109,714	799,815
Peregrine Pharmaceuticals, Inc. (a)(d)	119,732	153,257
Portola Pharmaceuticals, Inc. (a)(d)	28,905	821,769
Progenics Pharmaceuticals, Inc. (a)(d)	47,921	286,568
Prothena Corp. PLC (a)	18,344	415,125
PTC Therapeutics, Inc. (a)	16,685	916,173
Puma Biotechnology, Inc. (a)	15,825	3,340,341
Radius Health, Inc. (a)	6,035	290,827
Raptor Pharmaceutical Corp. (a)(d)	42,043	380,069
Receptos, Inc. (a)	14,957	1,647,813
Regado Biosciences, Inc. (a)	9,200	11,316
Regulus Therapeutics, Inc. (a)(d)	10,255	196,383
Repligen Corp. (a)(d)	21,723	527,652
Retrophin, Inc. (a)	14,401	184,909
Rigel Pharmaceuticals, Inc. (a)	59,088	122,312
Sage Therapeutics, Inc. (d)	3,886	156,956
Sangamo Biosciences, Inc. (a)(d)	45,933	587,483
Sarepta Therapeutics, Inc. (a)(d)	27,342	328,104
Spectrum Pharmaceuticals, Inc. (a)(d)	47,538	332,766
Stemline Therapeutics, Inc. (a)(d)	10,319	159,738
Sunesis Pharmaceuticals, Inc. (a)(d)	33,706	79,546
Synageva BioPharma Corp. (a)(d)	15,828	1,823,702
Synergy Pharmaceuticals, Inc. (a)(d)	63,537	184,893
Synta Pharmaceuticals Corp. (a)(d)	46,895	111,610
T2 Biosystems, Inc. (d)	3,811	82,432
TESARO, Inc. (a)(d)	13,061	525,444
TG Therapeutics, Inc. (a)	18,842	268,310
Threshold Pharmaceuticals, Inc. (a)(d)	37,291	138,723
Tokai Pharmaceuticals, Inc. (d)	4,013	49,199
Ultragenyx Pharmaceutical, Inc.	4,673	271,501
Vanda Pharmaceuticals, Inc. (a)(d)	27,332	304,205
Verastem, Inc. (a)(d)	19,668	143,576
Versartis, Inc. (a)(d)	5,814	103,082
Vitae Pharmaceuticals, Inc. (d)	4,578	66,701
Vital Therapies, Inc.	3,811	75,229
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Xencor, Inc. (a)	9,920	$ 150,288
XOMA Corp. (a)(d)	60,000	213,600
Zafgen, Inc.	5,442	206,850
ZIOPHARM Oncology, Inc. (a)(d)	55,573	497,378
		73,211,510
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc. (d)	15,159	931,975
Abiomed, Inc. (a)(d)	27,199	1,407,276
Accuray, Inc. (a)(d)	52,725	388,583
Analogic Corp.	8,377	682,977
Angiodynamics, Inc. (a)(d)	16,800	323,316
Anika Therapeutics, Inc. (a)(d)	9,796	383,807
Antares Pharma, Inc. (a)(d)	81,148	189,886
Atricure, Inc. (a)(d)	18,828	373,548
Atrion Corp.	1,025	343,375
Cantel Medical Corp.	23,064	935,706
Cardiovascular Systems, Inc. (a)	18,881	643,653
Cerus Corp. (a)(d)	61,652	329,222
CONMED Corp.	18,326	873,051
Cryolife, Inc.	19,425	218,726
Cyberonics, Inc. (a)	18,318	1,017,931
Cynosure, Inc. Class A (a)	15,083	455,808
Derma Sciences, Inc. (a)(d)	15,828	136,121
DexCom, Inc. (a)	51,045	3,051,470
Endologix, Inc. (a)(d)	43,851	610,844
Exactech, Inc. (a)	6,708	139,459
Genmark Diagnostics, Inc. (a)	28,628	368,729
Globus Medical, Inc. (a)	44,810	1,056,620
Greatbatch, Inc. (a)	16,774	814,545
Haemonetics Corp. (a)	35,527	1,406,869
HeartWare International, Inc. (a)(d)	11,563	965,857
ICU Medical, Inc. (a)	9,046	756,065
Inogen, Inc. (d)	3,428	104,897
Insulet Corp. (a)(d)	37,883	1,113,381
Integra LifeSciences Holdings Corp. (a)	16,984	946,348
Invacare Corp.	22,196	325,171
K2M Group Holdings, Inc. (d)	5,934	112,153
Ldr Holding Corp. (a)(d)	11,253	376,638
Masimo Corp. (a)	31,141	794,718
Meridian Bioscience, Inc.	29,081	503,101
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Merit Medical Systems, Inc. (a)	29,451	$ 451,484
Natus Medical, Inc. (a)	21,964	825,846
Neogen Corp. (a)(d)	25,036	1,154,160
Nevro Corp. (d)	5,306	241,741
NuVasive, Inc. (a)	31,801	1,473,022
NxStage Medical, Inc. (a)(d)	42,050	752,275
Ocular Therapeutix, Inc.	3,683	112,258
OraSure Technologies, Inc. (a)	38,474	353,576
Orthofix International NV (a)	12,423	378,902
Oxford Immunotec Global PLC (a)	9,056	106,499
PhotoMedex, Inc. (a)(d)	7,749	14,568
Quidel Corp. (a)	19,502	459,077
Rockwell Medical Technologies, Inc. (a)(d)	32,093	346,283
Roka Bioscience, Inc. (a)	3,328	13,412
RTI Biologics, Inc. (a)	38,448	171,478
Second Sight Medical Products, Inc. (d)	2,803	24,610
Sientra, Inc.	4,062	61,092
Staar Surgical Co. (a)(d)	25,591	153,546
Steris Corp. (d)	40,235	2,624,127
SurModics, Inc. (a)	9,135	209,374
Symmetry Surgical, Inc. (a)	5,788	41,674
Tandem Diabetes Care, Inc. (a)(d)	5,734	70,471
The Spectranetics Corp. (a)(d)	28,421	929,651
Thoratec Corp. (a)	38,683	1,388,333
Tornier NV (a)	24,276	586,751
TransEnterix, Inc. (a)(d)	19,505	57,930
TriVascular Technologies, Inc. (d)	4,424	43,267
Unilife Corp. (a)(d)	74,592	296,130
Utah Medical Products, Inc.	2,672	151,476
Vascular Solutions, Inc. (a)	11,560	315,126
Veracyte, Inc. (a)(d)	3,870	31,347
Volcano Corp. (a)	34,554	620,935
West Pharmaceutical Services, Inc.	48,160	2,374,770
Wright Medical Group, Inc. (a)	34,190	834,578
Zeltiq Aesthetics, Inc. (a)(d)	19,639	632,572
		41,384,167
Health Care Providers & Services - 2.6%
AAC Holdings, Inc.	3,860	98,507
Acadia Healthcare Co., Inc. (a)	29,159	1,683,932
Addus HomeCare Corp. (a)	4,304	95,463
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Adeptus Health, Inc. Class A (d)	3,813	$ 119,919
Air Methods Corp. (a)(d)	26,711	1,109,842
Alliance Healthcare Services, Inc. (a)	3,601	81,167
Almost Family, Inc. (a)	5,570	169,105
Amedisys, Inc. (a)(d)	18,425	519,217
AMN Healthcare Services, Inc. (a)	31,862	599,643
AmSurg Corp. (a)	28,806	1,589,515
Bio-Reference Laboratories, Inc. (a)	16,527	554,150
BioScrip, Inc. (a)(d)	45,862	263,707
BioTelemetry, Inc. (a)	18,178	179,599
Capital Senior Living Corp. (a)	19,987	477,090
Chemed Corp. (d)	11,813	1,194,767
Civitas Solutions, Inc.	8,045	152,775
Corvel Corp. (a)	7,614	250,805
Cross Country Healthcare, Inc. (a)	20,842	213,214
ExamWorks Group, Inc. (a)(d)	23,690	875,582
Five Star Quality Care, Inc. (a)	29,084	101,212
Hanger, Inc. (a)(d)	23,699	511,424
HealthEquity, Inc. (a)(d)	7,148	148,464
HealthSouth Corp.	60,000	2,646,000
Healthways, Inc. (a)(d)	21,178	436,690
IPC The Hospitalist Co., Inc. (a)(d)	11,476	463,171
Kindred Healthcare, Inc. (d)	53,321	984,306
Landauer, Inc.	6,338	177,274
LHC Group, Inc. (a)	8,259	245,457
Magellan Health Services, Inc. (a)	18,772	1,128,573
Molina Healthcare, Inc. (a)(d)	20,617	1,049,611
MWI Veterinary Supply, Inc. (a)	8,758	1,661,130
National Healthcare Corp.	6,902	434,619
National Research Corp. Class A	7,074	97,975
NeoStem, Inc. (a)(d)	17,429	61,699
Owens & Minor, Inc.	42,813	1,465,489
PharMerica Corp. (a)	20,525	472,280
Providence Service Corp. (a)	7,786	303,654
Providence Service Corp. rights 2/5/15 (a)	312	0
RadNet, Inc. (a)	22,004	173,612
Select Medical Holdings Corp.	53,888	728,566
Skilled Healthcare Group, Inc. (a)	16,517	137,091
Surgical Care Affiliates, Inc. (a)	8,669	279,575
Team Health Holdings, Inc. (a)	47,878	2,475,293
The Ensign Group, Inc.	13,544	562,076
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Triple-S Management Corp. (a)	16,841	$ 405,531
Trupanion, Inc. (d)	5,358	38,042
U.S. Physical Therapy, Inc.	8,257	320,289
Universal American Spin Corp. (a)	28,193	254,583
Wellcare Health Plans, Inc. (a)	29,935	2,180,765
		30,172,450
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)(d)	8,847	78,561
Computer Programs & Systems, Inc. (d)	7,455	367,233
HealthStream, Inc. (a)(d)	14,202	401,349
HMS Holdings Corp. (a)(d)	59,843	1,183,994
Imprivata, Inc.	3,768	50,604
MedAssets, Inc. (a)	41,707	771,997
Medidata Solutions, Inc. (a)(d)	36,879	1,585,428
Merge Healthcare, Inc. (a)	47,255	174,844
Omnicell, Inc. (a)	24,970	794,795
Quality Systems, Inc.	34,463	561,402
Vocera Communications, Inc. (a)	15,597	139,749
		6,109,956
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	15,213	327,080
Affymetrix, Inc. (a)(d)	49,868	550,543
Albany Molecular Research, Inc. (a)(d)	15,758	257,328
Cambrex Corp. (a)	20,572	461,430
Enzo Biochem, Inc. (a)	24,646	77,635
Fluidigm Corp. (a)(d)	19,175	738,813
Furiex Pharmaceuticals, Inc. rights (a)	4,241	41,435
INC Research Holdings, Inc. Class A	6,294	146,650
Luminex Corp. (a)	25,273	446,068
Nanostring Technologies, Inc. (a)(d)	6,959	87,405
Pacific Biosciences of California, Inc. (a)	38,430	308,977
PAREXEL International Corp. (a)	38,750	2,362,200
PRA Health Sciences, Inc.	13,408	350,351
Sequenom, Inc. (a)(d)	77,211	284,136
		6,440,051
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. (a)(d)	17,697	118,570
Achaogen, Inc. (a)	4,695	54,932
Aerie Pharmaceuticals, Inc. (a)(d)	7,209	201,564
Akorn, Inc. (a)	42,495	1,809,437
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Alimera Sciences, Inc. (a)(d)	17,936	$ 97,392
Amphastar Pharmaceuticals, Inc. (a)(d)	5,887	71,409
Ampio Pharmaceuticals, Inc. (a)(d)	28,097	141,047
ANI Pharmaceuticals, Inc. (a)(d)	4,676	261,716
Aratana Therapeutics, Inc. (a)(d)	19,266	319,238
AstraZeneca PLC rights (a)	1,000	0
Bio Path Holdings, Inc. (a)(d)	51,864	117,213
Biodelivery Sciences International, Inc. (a)	28,243	369,983
Catalent, Inc. (a)	33,440	923,613
Cempra, Inc. (a)(d)	20,467	567,755
Corcept Therapeutics, Inc. (a)	37,271	108,459
DepoMed, Inc. (a)	39,594	723,382
Dermira, Inc.	5,338	89,945
Egalet Corp. (d)	2,361	20,659
Endocyte, Inc. (a)(d)	25,124	130,142
Horizon Pharma PLC (a)(d)	44,371	729,016
Impax Laboratories, Inc. (a)	47,739	1,750,589
Intersect ENT, Inc. (d)	3,777	79,581
Intra-Cellular Therapies, Inc. (a)	11,616	225,583
Lannett Co., Inc. (a)(d)	17,565	833,108
Nektar Therapeutics (a)(d)	86,789	1,270,591
Omeros Corp. (a)	22,736	505,649
Pacira Pharmaceuticals, Inc. (a)(d)	24,304	2,609,034
Pain Therapeutics, Inc. (a)	22,654	44,628
Pernix Therapeutics Holdings, Inc. (a)(d)	22,205	184,524
Phibro Animal Health Corp. Class A	10,105	276,170
Pozen, Inc. (a)	17,909	123,751
Prestige Brands Holdings, Inc. (a)	35,385	1,212,290
Relypsa, Inc. (a)(d)	11,427	401,431
Repros Therapeutics, Inc. (a)(d)	16,243	139,690
Revance Therapeutics, Inc. (d)	5,882	94,700
Sagent Pharmaceuticals, Inc. (a)(d)	14,997	384,973
SciClone Pharmaceuticals, Inc. (a)(d)	34,301	253,141
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	11,852	178,491
Supernus Pharmaceuticals, Inc. (a)	20,028	170,238
Tetraphase Pharmaceuticals, Inc. (a)(d)	17,810	647,572
The Medicines Company (a)	44,373	1,272,174
TherapeuticsMD, Inc. (a)(d)	72,992	296,348
Theravance Biopharma, Inc. (a)	16,181	262,779
Theravance, Inc. (d)	56,481	636,541
VIVUS, Inc. (a)(d)	61,118	160,129
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
XenoPort, Inc. (a)	39,914	$ 332,484
Zogenix, Inc. (a)(d)	86,856	117,256
ZS Pharma, Inc. (d)	4,534	203,713
		21,522,630
TOTAL HEALTH CARE		178,840,764
INDUSTRIALS - 13.2%
Aerospace & Defense - 1.7%
AAR Corp.	27,009	774,078
AeroVironment, Inc. (a)(d)	13,171	337,046
American Science & Engineering, Inc.	5,326	247,126
Astronics Corp. (a)	12,695	706,985
Cubic Corp.	14,050	734,675
Curtiss-Wright Corp.	32,821	2,183,581
DigitalGlobe, Inc. (a)(d)	51,480	1,384,297
Ducommun, Inc. (a)	7,369	191,373
Engility Holdings, Inc. (a)	11,778	469,942
Erickson Air-Crane, Inc. (a)	3,605	25,415
Esterline Technologies Corp. (a)	21,659	2,427,757
GenCorp, Inc. (non-vtg.) (a)	40,326	677,477
HEICO Corp.	45,333	2,750,806
KEYW Holding Corp. (a)(d)	22,440	199,492
Kratos Defense & Security Solutions, Inc. (a)	30,333	147,418
LMI Aerospace, Inc. (a)	7,423	105,407
Moog, Inc. Class A (a)	28,514	2,004,534
National Presto Industries, Inc. (d)	3,244	204,372
Orbital Sciences Corp. (a)(d)	41,303	1,160,201
SIFCO Industries, Inc.	1,510	43,775
Sparton Corp. (a)	7,095	166,591
Taser International, Inc. (a)(d)	36,755	992,753
Teledyne Technologies, Inc. (a)	25,496	2,423,140
		20,358,241
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	35,670	297,131
Atlas Air Worldwide Holdings, Inc. (a)(d)	17,288	781,418
Echo Global Logistics, Inc. (a)(d)	15,895	419,628
Forward Air Corp.	21,023	943,933
Hub Group, Inc. Class A (a)	25,134	839,476
Park-Ohio Holdings Corp.	5,880	314,168
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
UTi Worldwide, Inc. (a)(d)	61,675	$ 732,082
XPO Logistics, Inc. (a)(d)	35,878	1,319,952
		5,647,788
Airlines - 0.6%
Allegiant Travel Co.	9,395	1,703,032
CHC Group Ltd. (a)	22,869	43,451
Hawaiian Holdings, Inc. (a)(d)	30,459	592,123
JetBlue Airways Corp. (a)(d)	169,410	2,844,394
Republic Airways Holdings, Inc. (a)	33,439	460,121
SkyWest, Inc.	34,993	439,162
Virgin America, Inc. (d)	10,524	352,975
		6,435,258
Building Products - 0.8%
AAON, Inc.	28,451	620,516
Advanced Drain Systems, Inc. Del	10,089	250,913
American Woodmark Corp. (a)	8,319	342,160
Apogee Enterprises, Inc.	19,884	860,182
Builders FirstSource, Inc. (a)(d)	31,554	186,800
Continental Building Products, Inc. (a)	7,895	132,162
Gibraltar Industries, Inc. (a)	20,808	315,033
Griffon Corp.	28,795	422,999
Insteel Industries, Inc.	12,304	251,248
Masonite International Corp. (a)	20,072	1,258,916
NCI Building Systems, Inc. (a)	19,497	300,839
Norcraft Companies, Inc. (a)	5,003	103,162
Nortek, Inc. (a)	6,131	467,979
Patrick Industries, Inc. (a)	5,405	232,415
PGT, Inc. (a)	31,604	271,478
Ply Gem Holdings, Inc. (a)	14,357	180,898
Quanex Building Products Corp.	25,232	475,119
Simpson Manufacturing Co. Ltd.	28,443	928,380
Trex Co., Inc. (a)(d)	22,931	975,255
Universal Forest Products, Inc.	13,566	679,114
		9,255,568
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	37,881	1,093,624
ACCO Brands Corp. (a)	77,059	610,307
ARC Document Solutions, Inc. (a)	27,344	250,744
Brady Corp. Class A	32,798	858,324
Casella Waste Systems, Inc. Class A (a)	28,536	108,722
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
CECO Environmental Corp. (d)	14,510	$ 199,077
Cenveo, Inc. (a)(d)	37,640	74,151
Civeo Corp.	63,732	186,735
Deluxe Corp.	34,069	2,212,100
Ennis, Inc.	17,569	234,370
G&K Services, Inc. Class A	13,638	956,024
Healthcare Services Group, Inc. (d)	47,691	1,502,743
Heritage-Crystal Clean, Inc. (a)	7,387	94,184
Herman Miller, Inc.	40,390	1,173,330
HNI Corp.	30,780	1,515,915
InnerWorkings, Inc. (a)(d)	23,769	121,935
Interface, Inc.	45,406	713,328
Kimball International, Inc. Class B	23,381	202,713
Knoll, Inc.	32,634	668,671
Matthews International Corp. Class A	20,413	945,734
McGrath RentCorp.	17,985	546,384
Mobile Mini, Inc.	31,940	1,159,422
Msa Safety, Inc.	20,266	884,814
Multi-Color Corp.	8,357	486,545
NL Industries, Inc. (a)	4,051	28,398
Performant Financial Corp. (a)	19,717	97,796
Quad/Graphics, Inc. (d)	18,556	371,862
Quest Resource Holding Corp. (a)	7,584	9,480
SP Plus Corp. (a)	10,365	231,347
Steelcase, Inc. Class A	56,487	953,501
Team, Inc. (a)	14,326	546,394
Tetra Tech, Inc.	44,453	1,023,753
The Brink's Co.	33,158	743,071
U.S. Ecology, Inc.	14,529	602,372
UniFirst Corp.	10,064	1,168,732
United Stationers, Inc.	26,659	1,074,624
Viad Corp.	14,000	377,720
West Corp.	25,986	849,742
		24,878,688
Construction & Engineering - 0.7%
Aegion Corp. (a)	25,550	391,426
Ameresco, Inc. Class A (a)	14,107	82,244
Argan, Inc.	8,464	257,390
Comfort Systems U.S.A., Inc.	25,912	431,435
Dycom Industries, Inc. (a)	22,887	705,148
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
EMCOR Group, Inc.	45,863	$ 1,851,031
Furmanite Corp. (a)	24,871	182,304
Granite Construction, Inc.	26,817	913,923
Great Lakes Dredge & Dock Corp. (a)	40,008	310,862
Layne Christensen Co. (a)(d)	13,390	108,325
MasTec, Inc. (a)	44,767	829,085
MYR Group, Inc. (a)	14,645	366,564
Northwest Pipe Co. (a)	6,673	159,685
Orion Marine Group, Inc. (a)	18,658	170,348
Primoris Services Corp.	25,656	481,820
Sterling Construction Co., Inc. (a)	12,774	44,326
Tutor Perini Corp. (a)	25,244	548,047
		7,833,963
Electrical Equipment - 0.9%
AZZ, Inc.	17,409	734,486
Capstone Turbine Corp. (a)(d)	224,516	139,222
Encore Wire Corp.	13,986	428,391
EnerSys	31,984	1,867,226
Enphase Energy, Inc. (a)(d)	12,371	153,277
Franklin Electric Co., Inc.	32,363	1,107,138
FuelCell Energy, Inc. (a)(d)	158,868	190,642
Generac Holdings, Inc. (a)(d)	46,956	2,053,855
General Cable Corp.	33,986	388,800
Global Power Equipment Group, Inc.	11,362	140,093
GrafTech International Ltd. (a)(d)	79,238	287,634
LSI Industries, Inc.	15,211	111,649
Plug Power, Inc. (a)(d)	112,211	299,603
Polypore International, Inc. (a)(d)	30,772	1,376,124
Powell Industries, Inc.	6,221	242,681
Power Solutions International, Inc. (a)(d)	3,056	135,136
PowerSecure International, Inc. (a)(d)	15,296	143,782
Preformed Line Products Co.	1,786	85,389
Revolution Lighting Technologies, Inc. (a)(d)	19,498	22,228
TCP International Holdings Ltd.	4,698	29,738
Thermon Group Holdings, Inc. (a)(d)	21,667	443,090
Vicor Corp. (a)	10,967	118,115
		10,498,299
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	24,566	526,695
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.8%
Accuride Corp. (a)	26,500	$ 116,600
Actuant Corp. Class A	42,144	973,948
Alamo Group, Inc.	4,570	205,879
Albany International Corp. Class A	19,179	654,579
Altra Industrial Motion Corp.	18,626	475,894
American Railcar Industries, Inc. (d)	6,493	325,949
ARC Group Worldwide, Inc. (a)(d)	1,827	14,050
Astec Industries, Inc.	13,036	463,560
Barnes Group, Inc.	36,942	1,268,958
Blount International, Inc.	33,288	515,964
Briggs & Stratton Corp. (d)	32,039	589,838
Chart Industries, Inc. (a)(d)	20,594	586,929
CIRCOR International, Inc.	11,924	588,926
CLARCOR, Inc.	34,271	2,142,966
Columbus McKinnon Corp. (NY Shares)	13,388	335,369
Commercial Vehicle Group, Inc. (a)	18,296	101,177
Douglas Dynamics, Inc.	15,328	309,472
Dynamic Materials Corp.	9,430	133,529
Energy Recovery, Inc. (a)(d)	25,879	85,401
EnPro Industries, Inc.	15,463	917,420
ESCO Technologies, Inc.	17,995	648,180
ExOne Co. (a)(d)	6,742	96,748
Federal Signal Corp.	42,369	646,975
FreightCar America, Inc.	8,075	188,471
Global Brass & Copper Holdings, Inc.	14,721	193,287
Gorman-Rupp Co.	12,589	358,912
Graham Corp.	7,361	152,299
Greenbrier Companies, Inc. (d)	18,847	978,725
Harsco Corp.	55,621	820,966
Hillenbrand, Inc.	42,798	1,344,285
Hurco Companies, Inc.	4,367	153,194
Hyster-Yale Materials Handling Class A	7,060	442,309
John Bean Technologies Corp.	19,642	592,992
Kadant, Inc.	8,102	321,973
L.B. Foster Co. Class A	6,964	330,163
Lindsay Corp. (d)	8,213	709,767
Lydall, Inc. (a)	11,467	315,916
Manitex International, Inc. (a)(d)	10,204	111,632
Meritor, Inc. (a)	66,877	856,026
Miller Industries, Inc.	7,878	159,136
Mueller Industries, Inc.	38,514	1,208,954
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Mueller Water Products, Inc. Class A	108,681	$ 1,111,807
NN, Inc.	11,857	273,304
Omega Flex, Inc.	1,956	61,360
Proto Labs, Inc. (a)(d)	15,429	993,473
RBC Bearings, Inc.	15,817	918,019
Rexnord Corp. (a)(d)	51,394	1,272,002
Standex International Corp.	8,613	603,685
Sun Hydraulics Corp.	15,206	551,065
Tennant Co.	12,622	823,081
Titan International, Inc. (d)	29,491	263,650
TriMas Corp. (a)	30,899	833,964
Twin Disc, Inc.	6,368	102,525
Wabash National Corp. (a)	47,074	587,013
Watts Water Technologies, Inc. Class A	19,457	1,140,764
Woodward, Inc.	45,232	2,017,800
Xerium Technologies, Inc. (a)	7,248	111,547
		33,102,377
Marine - 0.1%
Baltic Trading Ltd. (d)	34,937	56,598
International Shipholding Corp.	4,076	68,314
Knightsbridge Shipping Ltd. (d)	23,005	92,250
Matson, Inc.	29,040	1,009,140
Navios Maritime Holdings, Inc.	52,394	190,190
Safe Bulkers, Inc.	28,325	101,687
Scorpio Bulkers, Inc. (a)(d)	89,647	133,574
Ultrapetrol (Bahamas) Ltd. (a)	12,724	20,486
		1,672,239
Professional Services - 1.4%
Acacia Research Corp. (d)	33,819	423,414
Advisory Board Co. (a)	28,643	1,342,784
Barrett Business Services, Inc. (d)	4,848	148,591
CBIZ, Inc. (a)(d)	27,427	227,096
CDI Corp.	9,820	166,842
Corp. Resources Services, Inc. (a)	10,455	6,379
Corporate Executive Board Co.	23,012	1,576,782
CRA International, Inc. (a)	6,538	193,067
Exponent, Inc.	8,883	711,884
Franklin Covey Co. (a)	7,423	134,134
FTI Consulting, Inc. (a)(d)	27,756	1,128,837
GP Strategies Corp. (a)	9,223	307,864
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Heidrick & Struggles International, Inc.	12,164	$ 269,554
Hill International, Inc. (a)	19,449	74,295
Huron Consulting Group, Inc. (a)	16,012	1,204,423
ICF International, Inc. (a)	13,420	501,371
Insperity, Inc.	15,431	647,176
Kelly Services, Inc. Class A (non-vtg.)	19,115	323,044
Kforce, Inc.	17,382	406,739
Korn/Ferry International (a)	33,917	966,635
MISTRAS Group, Inc. (a)	10,982	220,738
Navigant Consulting, Inc. (a)	33,827	488,124
On Assignment, Inc. (a)	37,027	1,300,759
Paylocity Holding Corp.	5,698	134,245
Pendrell Corp. (a)	108,451	140,986
Resources Connection, Inc.	26,462	441,915
RPX Corp. (a)	35,810	442,254
TriNet Group, Inc. (d)	10,489	347,920
TrueBlue, Inc. (a)	27,864	614,680
VSE Corp.	2,955	213,853
WageWorks, Inc. (a)(d)	23,948	1,318,098
		16,424,483
Road & Rail - 0.7%
ArcBest Corp.	17,807	663,489
Celadon Group, Inc.	13,945	332,309
FRP Holdings, Inc. (a)	4,564	165,217
Heartland Express, Inc.	36,609	940,485
Knight Transportation, Inc. (d)	40,841	1,163,560
Marten Transport Ltd.	16,336	334,071
P.A.M. Transportation Services, Inc. (a)	2,136	123,674
Quality Distribution, Inc. (a)	18,713	156,066
Roadrunner Transportation Systems, Inc. (a)	19,134	388,803
Saia, Inc. (a)	16,910	712,080
Swift Transporation Co. (a)	58,005	1,425,763
U.S.A. Truck, Inc. (a)	4,477	124,461
Universal Truckload Services, Inc.	4,541	106,986
Werner Enterprises, Inc.	30,027	856,670
YRC Worldwide, Inc. (a)	21,145	335,360
		7,828,994
Trading Companies & Distributors - 0.8%
Aceto Corp.	19,716	382,490
Aircastle Ltd. (d)	44,034	883,322
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Applied Industrial Technologies, Inc.	28,472	$ 1,151,123
Beacon Roofing Supply, Inc. (a)	33,785	800,367
CAI International, Inc. (a)(d)	11,401	239,079
DXP Enterprises, Inc. (a)(d)	8,737	358,392
General Finance Corp. (a)	6,592	48,979
H&E Equipment Services, Inc.	21,205	371,936
Houston Wire & Cable Co.	12,960	143,467
Kaman Corp.	18,358	697,971
Neff Corp.	7,065	65,422
Rush Enterprises, Inc. Class A (a)	23,225	650,300
Stock Building Supply Holdings, Inc. (a)	9,829	153,136
TAL International Group, Inc. (d)	23,202	943,161
Textainer Group Holdings Ltd.	14,796	485,457
Titan Machinery, Inc. (a)(d)	11,379	160,785
Watsco, Inc.	17,503	1,905,377
		9,440,764
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	35,213	459,178
TOTAL INDUSTRIALS		154,362,535
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.5%
ADTRAN, Inc.	38,474	850,660
Alliance Fiber Optic Products, Inc.	8,475	122,718
Applied Optoelectronics, Inc. (a)(d)	10,507	93,933
Aruba Networks, Inc. (a)	72,762	1,206,394
Bel Fuse, Inc. Class B (non-vtg.)	6,606	155,373
Black Box Corp.	11,291	237,224
CalAmp Corp. (a)(d)	24,090	431,452
Calix Networks, Inc. (a)	27,573	264,701
Ciena Corp. (a)(d)	71,648	1,326,921
Clearfield, Inc. (a)(d)	7,915	93,239
Comtech Telecommunications Corp.	10,458	345,532
Digi International, Inc. (a)	16,708	159,561
Emulex Corp. (a)	47,302	296,111
Extreme Networks, Inc. (a)(d)	63,146	185,649
Finisar Corp. (a)(d)	70,562	1,279,995
Harmonic, Inc. (a)(d)	59,456	454,838
Infinera Corp. (a)(d)	83,491	1,345,875
InterDigital, Inc.	25,995	1,299,230
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ixia (a)(d)	39,522	$ 400,753
KVH Industries, Inc. (a)	12,688	153,525
NETGEAR, Inc. (a)(d)	23,277	786,064
NumereX Corp. Class A (a)(d)	9,795	102,652
Oclaro, Inc. (a)(d)	63,634	90,997
Parkervision, Inc. (a)(d)	67,607	68,959
Plantronics, Inc.	28,965	1,327,466
Polycom, Inc. (a)	94,051	1,250,878
Procera Networks, Inc. (a)(d)	14,039	123,262
Ruckus Wireless, Inc. (a)(d)	43,871	464,594
ShoreTel, Inc. (a)	42,121	298,217
Sonus Networks, Inc. (a)	36,144	689,628
Tessco Technologies, Inc.	3,807	86,229
Ubiquiti Networks, Inc. (d)	20,293	533,604
ViaSat, Inc. (a)(d)	28,186	1,584,617
		18,110,851
Electronic Equipment & Components - 2.6%
Agilysys, Inc. (a)	9,651	100,177
Anixter International, Inc.	18,520	1,395,667
Badger Meter, Inc.	9,874	591,058
Belden, Inc.	29,660	2,460,000
Benchmark Electronics, Inc. (a)	36,442	882,990
Checkpoint Systems, Inc. (a)	27,981	362,634
Cognex Corp. (a)	59,225	2,176,519
Coherent, Inc. (a)	17,050	1,055,054
Control4 Corp. (a)	8,287	125,797
CTS Corp.	23,012	368,192
CUI Global, Inc. (a)(d)	14,030	85,583
Daktronics, Inc.	25,273	312,880
DTS, Inc. (a)	11,460	317,671
Electro Rent Corp.	12,480	160,867
Electro Scientific Industries, Inc.	16,856	105,687
Fabrinet (a)(d)	23,671	386,547
FARO Technologies, Inc. (a)	11,812	653,794
FEI Co.	28,804	2,368,265
GSI Group, Inc. (a)	20,417	269,913
II-VI, Inc. (a)	35,812	615,608
Insight Enterprises, Inc. (a)	27,966	661,955
InvenSense, Inc. (a)(d)	48,520	716,640
Itron, Inc. (a)	26,893	1,000,689
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
KEMET Corp. (a)	32,091	$ 121,946
Kimball Electronics, Inc. (a)	17,316	176,277
Littelfuse, Inc.	15,333	1,513,980
Maxwell Technologies, Inc. (a)(d)	20,469	162,933
Mercury Systems, Inc. (a)	22,137	349,322
Mesa Laboratories, Inc.	1,874	142,743
Methode Electronics, Inc. Class A	25,873	935,826
MTS Systems Corp.	10,304	744,773
Multi-Fineline Electronix, Inc. (a)	6,250	81,313
Newport Corp. (a)	27,299	505,577
OSI Systems, Inc. (a)	13,592	951,168
Park Electrochemical Corp.	13,995	303,831
PC Connection, Inc.	6,929	164,564
Plexus Corp. (a)	22,935	869,007
RealD, Inc. (a)	27,042	293,406
Rofin-Sinar Technologies, Inc. (a)	18,909	509,030
Rogers Corp. (a)	12,361	912,983
Sanmina Corp. (a)	56,114	1,188,495
ScanSource, Inc. (a)	19,458	670,912
Speed Commerce, Inc. (a)(d)	34,432	81,948
SYNNEX Corp.	19,421	1,440,844
TTM Technologies, Inc. (a)(d)	36,438	253,244
Universal Display Corp. (a)(d)	27,674	881,694
Viasystems Group, Inc. (a)	3,082	49,343
Vishay Precision Group, Inc. (a)	9,058	150,725
		30,630,071
Internet Software & Services - 2.3%
Actua Corp. (a)(d)	27,778	447,226
Aerohive Networks, Inc. (d)	5,673	22,522
Amber Road, Inc. (a)(d)	6,101	58,021
Angie's List, Inc. (a)(d)	29,480	135,313
Bankrate, Inc. (a)(d)	45,860	572,333
Bazaarvoice, Inc. (a)(d)	35,939	298,653
Benefitfocus, Inc. (a)(d)	3,494	84,520
Blucora, Inc. (a)(d)	29,119	393,689
Borderfree, Inc. (a)	3,558	21,704
Brightcove, Inc. (a)	21,523	154,105
Carbonite, Inc. (a)	11,973	179,954
Care.com, Inc.	3,912	31,179
ChannelAdvisor Corp. (a)(d)	13,793	130,758
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cimpress NV (a)	22,685	$ 1,827,277
comScore, Inc. (a)	23,454	974,748
Constant Contact, Inc. (a)(d)	21,470	811,995
Cornerstone OnDemand, Inc. (a)(d)	36,283	1,195,525
Cvent, Inc. (a)(d)	11,966	298,911
DealerTrack Holdings, Inc. (a)(d)	36,611	1,471,762
Demand Media, Inc. (a)	5,194	21,036
Demandware, Inc. (a)(d)	20,538	1,100,015
Dice Holdings, Inc. (a)(d)	25,743	212,895
Digital River, Inc. (a)	21,997	561,583
E2open, Inc. (a)(d)	15,763	92,844
EarthLink Holdings Corp.	68,258	288,049
Endurance International Group Holdings, Inc. (a)	20,349	342,067
Envestnet, Inc. (a)	23,251	1,196,729
Everyday Health, Inc.	5,181	71,912
Five9, Inc.	7,262	28,540
Gogo, Inc. (a)(d)	37,632	546,981
GrubHub, Inc. (d)	5,911	203,516
GTT Communications, Inc. (a)	10,772	123,986
Internap Network Services Corp. (a)	38,479	323,993
IntraLinks Holdings, Inc. (a)	26,267	280,006
j2 Global, Inc. (d)	32,463	1,864,675
Limelight Networks, Inc. (a)	42,227	112,324
Liquidity Services, Inc. (a)(d)	15,816	122,416
LivePerson, Inc. (a)	36,506	390,614
LogMeIn, Inc. (a)	16,679	793,086
Marchex, Inc. Class B	22,306	84,986
Marin Software, Inc. (a)	17,293	114,480
Marketo, Inc. (a)(d)	17,607	606,209
Millennial Media, Inc. (a)(d)	51,695	69,788
Monster Worldwide, Inc. (a)(d)	60,263	248,886
NIC, Inc.	44,082	723,826
Opower, Inc. (d)	5,362	61,180
Perficient, Inc. (a)	23,807	428,526
Q2 Holdings, Inc. (a)	6,702	119,832
QuinStreet, Inc. (a)	23,980	122,778
RealNetworks, Inc. (a)	17,520	123,166
Reis, Inc.	5,674	127,665
Rightside Group Ltd. (a)	5,194	41,033
Rocket Fuel, Inc. (a)(d)	12,591	161,291
SciQuest, Inc. (a)(d)	18,663	265,388
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Shutterstock, Inc. (a)(d)	10,460	$ 588,793
SPS Commerce, Inc. (a)(d)	11,089	657,578
Stamps.com, Inc. (a)	9,522	433,918
TechTarget, Inc. (a)	11,366	125,594
Textura Corp. (a)(d)	12,605	314,369
Travelzoo, Inc. (a)	4,378	37,563
Tremor Video, Inc. (a)	21,123	44,358
TrueCar, Inc. (d)	5,210	91,592
Trulia, Inc. (a)(d)	25,226	1,076,646
Unwired Planet, Inc. (a)(d)	70,815	69,894
Web.com Group, Inc. (a)(d)	35,003	528,895
WebMD Health Corp. (a)(d)	26,496	1,026,720
Wix.com Ltd. (a)	9,425	186,427
XO Group, Inc. (a)	18,013	296,134
Xoom Corp. (a)(d)	20,609	303,983
YuMe, Inc. (a)(d)	12,851	69,395
Zix Corp. (a)	39,832	141,005
		27,079,360
IT Services - 2.4%
Acxiom Corp. (a)	52,803	961,015
Blackhawk Network Holdings, Inc. (a)(d)	35,904	1,197,757
CACI International, Inc. Class A (a)	15,956	1,349,718
Cardtronics, Inc. (a)(d)	30,415	1,022,248
Cass Information Systems, Inc.	8,060	353,189
Ciber, Inc. (a)	51,158	165,240
Computer Task Group, Inc.	10,242	82,858
Convergys Corp.	69,045	1,322,902
CSG Systems International, Inc.	22,835	559,914
Datalink Corp. (a)	13,938	158,336
EPAM Systems, Inc. (a)	24,281	1,188,069
Euronet Worldwide, Inc. (a)	34,784	1,578,846
EVERTEC, Inc.	44,849	899,671
ExlService Holdings, Inc. (a)	22,239	653,382
Forrester Research, Inc.	7,517	283,692
Global Cash Access Holdings, Inc. (a)	44,078	291,356
Hackett Group, Inc.	17,069	129,383
Heartland Payment Systems, Inc.	24,515	1,220,112
Higher One Holdings, Inc. (a)	23,341	77,259
iGATE Corp. (a)	25,071	887,513
Information Services Group, Inc.	22,078	88,754
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lionbridge Technologies, Inc. (a)	43,068	$ 214,479
Luxoft Holding, Inc. (a)	5,411	211,137
ManTech International Corp. Class A	16,073	522,855
Maximus, Inc.	46,060	2,566,463
ModusLink Global Solutions, Inc. (a)(d)	25,057	90,456
MoneyGram International, Inc. (a)(d)	19,865	169,250
Neustar, Inc. Class A (a)(d)	38,204	1,004,383
PRG-Schultz International, Inc. (a)	17,907	92,937
Sapient Corp. (a)	77,761	1,933,138
Science Applications International Corp.	26,939	1,314,084
ServiceSource International, Inc. (a)(d)	44,919	150,479
Sykes Enterprises, Inc. (a)	26,962	607,184
Syntel, Inc. (a)	20,860	902,195
Teletech Holdings, Inc. (a)	11,854	261,499
Unisys Corp. (a)(d)	34,928	765,971
Virtusa Corp. (a)	17,741	664,578
WEX, Inc. (a)	26,426	2,432,513
		28,374,815
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (a)(d)	28,105	674,520
Alpha & Omega Semiconductor Ltd. (a)	14,914	130,796
Ambarella, Inc. (a)(d)	19,650	1,086,842
Amkor Technology, Inc. (a)	58,358	370,573
Applied Micro Circuits Corp. (a)(d)	52,742	276,896
Audience, Inc. (a)(d)	8,339	33,690
Axcelis Technologies, Inc. (a)	78,623	188,695
Brooks Automation, Inc.	44,980	580,692
Cabot Microelectronics Corp. (a)	16,379	809,286
Cascade Microtech, Inc. (a)(d)	8,571	115,366
Cavium, Inc. (a)(d)	36,027	2,118,748
Ceva, Inc. (a)	14,369	263,096
Cirrus Logic, Inc. (a)(d)	42,268	1,120,102
Cohu, Inc.	17,005	192,667
Cypress Semiconductor Corp. (d)	107,433	1,582,488
Diodes, Inc. (a)	24,545	648,724
DSP Group, Inc. (a)	15,524	170,609
Entegris, Inc. (a)	94,494	1,228,422
Entropic Communications, Inc. (a)	58,908	152,572
Exar Corp. (a)	26,961	243,188
Fairchild Semiconductor International, Inc. (a)	85,265	1,308,818
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FormFactor, Inc. (a)	36,889	$ 278,512
Inphi Corp. (a)	21,105	413,658
Integrated Device Technology, Inc. (a)	91,047	1,665,250
Integrated Silicon Solution, Inc.	20,661	332,229
Intersil Corp. Class A	87,783	1,256,175
IXYS Corp.	16,048	181,342
Kopin Corp. (a)	43,659	159,355
Lattice Semiconductor Corp. (a)	80,460	573,680
M/A-COM Technology Solutions Holdings, Inc. (a)	8,122	264,046
MaxLinear, Inc. Class A (a)	18,904	152,177
Micrel, Inc.	29,990	421,959
Microsemi Corp. (a)	64,740	1,803,656
MKS Instruments, Inc.	36,329	1,271,878
Monolithic Power Systems, Inc.	26,297	1,248,845
Nanometrics, Inc. (a)(d)	16,164	251,189
NVE Corp.	3,207	212,015
Omnivision Technologies, Inc. (a)	38,139	1,031,279
PDF Solutions, Inc. (a)	21,056	349,951
Pericom Semiconductor Corp.	15,852	231,598
Photronics, Inc. (a)	45,087	378,731
PMC-Sierra, Inc. (a)	117,933	1,042,528
Power Integrations, Inc.	20,718	1,068,634
Qorvo, Inc. (a)	97,564	7,206,999
QuickLogic Corp. (a)(d)	37,976	108,232
Rambus, Inc. (a)(d)	77,699	874,114
Rubicon Technology, Inc. (a)(d)	17,850	74,256
Rudolph Technologies, Inc. (a)(d)	22,812	228,804
Semtech Corp. (a)	45,910	1,168,869
Silicon Image, Inc. (a)	53,437	387,953
Silicon Laboratories, Inc. (a)	29,582	1,294,508
Spansion, Inc. Class A (a)(d)	41,122	1,458,186
Synaptics, Inc. (a)(d)	24,566	1,886,914
Tessera Technologies, Inc.	36,362	1,348,303
Ultra Clean Holdings, Inc. (a)	20,194	177,707
Ultratech, Inc. (a)(d)	18,950	302,063
Veeco Instruments, Inc. (a)(d)	27,330	797,216
Vitesse Semiconductor Corp. (a)	42,948	161,055
Xcerra Corp. (a)	35,453	272,279
		45,632,935
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 4.3%
A10 Networks, Inc. (a)(d)	7,573	$ 36,350
ACI Worldwide, Inc. (a)	77,661	1,434,399
Advent Software, Inc.	35,050	1,466,843
American Software, Inc. Class A	17,763	147,255
Aspen Technology, Inc. (a)	62,763	2,218,358
AVG Technologies NV (a)	23,313	461,131
Barracuda Networks, Inc. (a)(d)	5,365	181,659
Blackbaud, Inc.	31,405	1,372,713
Bottomline Technologies, Inc. (a)(d)	26,902	666,363
BroadSoft, Inc. (a)	19,541	525,457
Callidus Software, Inc. (a)(d)	32,885	491,631
CommVault Systems, Inc. (a)	32,202	1,403,363
Comverse, Inc. (a)	15,856	273,199
Covisint Corp. (a)(d)	23,900	53,058
Cyan, Inc. (a)(d)	16,369	47,634
Digimarc Corp. (d)	4,383	118,429
Ebix, Inc. (d)	20,617	471,098
Ellie Mae, Inc. (a)(d)	18,966	839,056
EnerNOC, Inc. (a)(d)	18,605	320,378
EPIQ Systems, Inc.	20,950	365,578
ePlus, Inc. (a)	3,580	241,435
Fair Isaac Corp.	21,879	1,561,067
Fleetmatics Group PLC (a)(d)	25,503	903,061
Gigamon, Inc. (a)	16,065	295,757
Globant SA (a)	4,326	60,045
Glu Mobile, Inc. (a)(d)	60,898	213,752
Guidance Software, Inc. (a)(d)	12,073	79,199
Guidewire Software, Inc. (a)(d)	46,336	2,321,434
HubSpot, Inc.	3,956	133,119
Imperva, Inc. (a)	15,114	631,161
Infoblox, Inc. (a)	36,898	688,886
Interactive Intelligence Group, Inc. (a)(d)	11,337	459,829
Jive Software, Inc. (a)	27,963	161,067
Kofax Ltd. (a)(d)	49,787	343,032
Manhattan Associates, Inc. (a)	51,637	2,305,076
Mavenir Systems, Inc. (a)(d)	7,576	90,685
Mentor Graphics Corp.	66,044	1,519,672
MicroStrategy, Inc. Class A (a)	6,195	1,001,112
MobileIron, Inc.	7,777	68,204
Model N, Inc. (a)	13,222	141,475
Monotype Imaging Holdings, Inc.	26,942	790,478
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NetScout Systems, Inc. (a)(d)	24,875	$ 893,013
Park City Group, Inc. (a)(d)	6,784	70,350
Paycom Software, Inc.	4,332	113,368
Pegasystems, Inc.	23,932	468,349
Progress Software Corp. (a)	35,060	878,253
Proofpoint, Inc. (a)(d)	25,282	1,264,100
PROS Holdings, Inc. (a)(d)	16,161	392,551
QAD, Inc. Class A	4,922	95,191
Qlik Technologies, Inc. (a)	61,279	1,740,324
Qualys, Inc. (a)(d)	13,510	513,650
Rally Software Development Corp. (a)	16,771	198,401
RealPage, Inc. (a)	35,418	637,878
Rosetta Stone, Inc. (a)	14,727	132,838
Sapiens International Corp. NV (a)	16,590	106,508
SeaChange International, Inc. (a)	22,353	157,812
Silver Spring Networks, Inc. (a)(d)	23,728	168,469
SS&C Technologies Holdings, Inc.	46,408	2,567,755
Synchronoss Technologies, Inc. (a)(d)	24,102	1,023,612
Take-Two Interactive Software, Inc. (a)(d)	56,855	1,689,731
Tangoe, Inc. (a)(d)	25,738	294,185
TeleCommunication Systems, Inc. Class A (a)	32,779	92,765
TeleNav, Inc. (a)	18,492	119,828
The Rubicon Project, Inc.	5,394	79,454
TiVo, Inc. (a)	74,639	780,724
Tubemogul, Inc. (a)(d)	2,383	36,174
Tyler Technologies, Inc. (a)	22,491	2,385,845
Ultimate Software Group, Inc. (a)(d)	19,317	2,859,109
Varonis Systems, Inc. (d)	3,692	121,725
Vasco Data Security International, Inc. (a)(d)	19,885	427,528
Verint Systems, Inc. (a)	40,694	2,172,246
VirnetX Holding Corp. (a)(d)	28,766	156,487
Vringo, Inc. (a)	42,545	22,502
Yodlee, inc.	4,987	45,980
Zendesk, Inc.	7,652	185,102
		49,795,305
Technology Hardware, Storage & Peripherals - 0.5%
Cray, Inc. (a)(d)	27,782	902,637
Dot Hill Systems Corp. (a)	38,915	162,276
Eastman Kodak Co. (a)(d)	11,792	212,374
Electronics for Imaging, Inc. (a)	31,794	1,228,838
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Immersion Corp. (a)	19,146	$ 180,164
Intevac, Inc. (a)	16,495	107,218
Nimble Storage, Inc. (a)	6,254	140,277
QLogic Corp. (a)	59,392	793,477
Quantum Corp. (a)(d)	161,055	254,467
Silicon Graphics International Corp. (a)(d)	24,054	226,829
Super Micro Computer, Inc. (a)	23,525	860,309
Violin Memory, Inc. (a)(d)	53,515	205,498
		5,274,364
TOTAL INFORMATION TECHNOLOGY		204,897,701
MATERIALS - 4.4%
Chemicals - 2.1%
A. Schulman, Inc.	19,725	687,416
Advanced Emissions Solutions, Inc. (a)	14,502	153,794
American Vanguard Corp. (d)	19,676	219,978
Axiall Corp.	47,658	2,108,867
Balchem Corp.	20,800	1,101,776
Calgon Carbon Corp. (a)	36,591	721,940
Chase Corp.	4,707	168,511
Chemtura Corp. (a)(d)	49,758	1,084,227
Ferro Corp. (a)	48,474	539,516
Flotek Industries, Inc. (a)(d)	36,320	587,294
FutureFuel Corp.	14,760	162,212
H.B. Fuller Co.	34,141	1,404,902
Hawkins, Inc.	7,110	273,806
Innophos Holdings, Inc.	14,948	890,004
Innospec, Inc.	16,431	648,532
Intrepid Potash, Inc. (a)(d)	37,636	500,935
KMG Chemicals, Inc.	6,552	137,068
Koppers Holdings, Inc.	13,829	251,135
Kraton Performance Polymers, Inc. (a)	22,124	427,878
Kronos Worldwide, Inc.	14,059	157,883
Landec Corp. (a)(d)	17,787	227,140
LSB Industries, Inc. (a)(d)	13,039	407,338
Marrone Bio Innovations, Inc. (a)(d)	10,289	34,983
Minerals Technologies, Inc.	23,573	1,540,024
Olin Corp.	53,847	1,349,944
OM Group, Inc.	21,969	615,132
OMNOVA Solutions, Inc. (a)	32,663	224,068
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PolyOne Corp.	64,234	$ 2,286,088
Quaker Chemical Corp.	9,089	717,304
Rentech, Inc. (a)(d)	156,474	187,769
Senomyx, Inc. (a)(d)	28,878	152,476
Sensient Technologies Corp.	33,629	2,051,369
Stepan Co.	13,218	507,571
Trecora Resources (a)	13,067	179,671
Tredegar Corp.	17,144	366,710
Trinseo SA (d)	7,812	119,133
Tronox Ltd. Class A (d)	42,121	890,438
Zep, Inc.	15,917	254,990
		24,339,822
Construction Materials - 0.1%
Headwaters, Inc. (a)	50,411	709,787
U.S. Concrete, Inc. (a)(d)	9,420	238,703
United States Lime & Minerals, Inc.	1,339	92,592
		1,041,082
Containers & Packaging - 0.5%
AEP Industries, Inc. (a)	2,664	133,493
Berry Plastics Group, Inc. (a)	61,130	2,067,417
Graphic Packaging Holding Co.	222,523	3,222,133
Myers Industries, Inc.	17,982	299,400
UFP Technologies, Inc. (a)	4,039	89,989
		5,812,432
Metals & Mining - 0.9%
A.M. Castle & Co. (a)(d)	12,874	77,888
AK Steel Holding Corp. (a)(d)	119,630	453,398
Allied Nevada Gold Corp. (a)(d)	84,032	86,553
Ampco-Pittsburgh Corp.	5,557	101,137
Century Aluminum Co. (a)	35,120	811,623
Coeur d'Alene Mines Corp. (a)(d)	70,847	446,336
Commercial Metals Co.	79,984	1,073,385
Globe Specialty Metals, Inc.	43,132	665,095
Gold Resource Corp.	26,200	91,700
Handy & Harman Ltd. (a)	2,913	131,464
Haynes International, Inc.	8,400	327,012
Hecla Mining Co. (d)	251,030	825,889
Horsehead Holding Corp. (a)(d)	38,379	515,814
Kaiser Aluminum Corp.	12,146	841,839
Materion Corp.	13,922	458,730
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Molycorp, Inc. (a)(d)	114,099	$ 37,653
Noranda Aluminium Holding Corp.	31,084	94,185
Olympic Steel, Inc.	6,211	85,153
RTI International Metals, Inc. (a)(d)	21,213	473,050
Ryerson Holding Corp.	6,859	43,555
Schnitzer Steel Industries, Inc. Class A (d)	17,580	296,750
Stillwater Mining Co. (a)(d)	81,987	1,120,762
SunCoke Energy, Inc.	45,392	685,419
Universal Stainless & Alloy Products, Inc. (a)	4,928	109,845
Walter Energy, Inc. (d)	42,995	40,080
Worthington Industries, Inc.	35,108	1,050,782
		10,945,097
Paper & Forest Products - 0.8%
Boise Cascade Co. (a)	26,876	1,086,865
Clearwater Paper Corp. (a)	13,868	1,026,509
Deltic Timber Corp.	7,434	464,625
Kapstone Paper & Packaging Corp.	57,654	1,722,125
Louisiana-Pacific Corp. (a)(d)	96,304	1,576,496
Neenah Paper, Inc.	11,303	648,566
P.H. Glatfelter Co.	29,528	675,305
Resolute Forest Products (a)	44,722	760,274
Schweitzer-Mauduit International, Inc.	20,803	808,405
Wausau-Mosinee Paper Corp.	28,308	287,609
		9,056,779
TOTAL MATERIALS		51,195,212
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)(d)	59,643	459,848
Atlantic Tele-Network, Inc.	6,411	425,883
Cincinnati Bell, Inc. (a)	140,554	411,823
Cogent Communications Group, Inc.	31,741	1,176,321
Consolidated Communications Holdings, Inc.	34,486	802,834
FairPoint Communications, Inc. (a)	14,012	209,620
General Communications, Inc. Class A (a)	25,073	368,072
Globalstar, Inc. (a)(d)	185,261	448,332
Hawaiian Telcom Holdco, Inc. (a)(d)	8,075	210,192
IDT Corp. Class B	11,264	240,599
inContact, Inc. (a)(d)	40,830	349,913
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Inteliquent, Inc.	21,807	$ 366,794
Intelsat SA (a)(d)	18,408	289,926
Iridium Communications, Inc. (a)(d)	54,357	462,578
Lumos Networks Corp.	12,930	207,268
magicJack VocalTec Ltd. (a)(d)	12,119	84,106
ORBCOMM, Inc. (a)	37,067	206,093
Premiere Global Services, Inc. (a)	33,317	294,522
Vonage Holdings Corp. (a)	119,243	500,821
		7,515,545
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(d)	15,620	131,989
Leap Wireless International, Inc. rights	29,000	73,080
NTELOS Holdings Corp.	10,090	41,369
RingCentral, Inc. (a)(d)	19,480	262,980
Shenandoah Telecommunications Co.	16,276	483,560
Spok Holdings, Inc.	14,856	254,335
		1,247,313
TOTAL TELECOMMUNICATION SERVICES		8,762,858
UTILITIES - 3.7%
Electric Utilities - 1.4%
Allete, Inc.	30,289	1,715,872
Cleco Corp.	40,920	2,224,411
El Paso Electric Co.	27,274	1,092,596
Empire District Electric Co.	29,308	893,015
IDACORP, Inc.	34,188	2,321,707
MGE Energy, Inc.	23,736	1,089,482
NRG Yield, Inc. Class A (d)	16,247	859,141
Otter Tail Corp.	24,859	768,640
PNM Resources, Inc.	54,323	1,656,852
Portland General Electric Co.	52,917	2,100,805
Spark Energy, Inc. Class A,	2,028	31,170
UIL Holdings Corp.	38,570	1,774,220
Unitil Corp.	9,565	357,348
		16,885,259
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	9,943	484,821
Laclede Group, Inc.	28,989	1,558,449
New Jersey Resources Corp.	28,686	1,832,462
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Northwest Natural Gas Co.	18,615	$ 929,075
ONE Gas, Inc.	35,460	1,566,977
Piedmont Natural Gas Co., Inc.	53,053	2,116,284
South Jersey Industries, Inc.	22,453	1,307,887
Southwest Gas Corp.	31,671	1,946,500
WGL Holdings, Inc.	35,349	1,997,219
		13,739,674
Independent Power and Renewable Electricity Producers - 0.5%
Abengoa Yield PLC	19,284	634,829
Atlantic Power Corp. (d)	79,950	212,034
Black Hills Corp.	30,576	1,533,692
Dynegy, Inc. (a)	83,857	2,290,973
Ormat Technologies, Inc. (d)	12,094	323,515
Pattern Energy Group, Inc.	26,625	777,983
Terraform Power, Inc.	19,451	632,936
Vivint Solar, Inc.	14,038	111,462
		6,517,424
Multi-Utilities - 0.3%
Avista Corp.	40,967	1,521,105
NorthWestern Energy Corp.	31,899	1,842,486
		3,363,591
Water Utilities - 0.3%
American States Water Co.	26,495	1,050,262
Artesian Resources Corp. Class A	5,252	116,332
California Water Service Group	32,682	802,016
Connecticut Water Service, Inc.	7,428	267,111
Middlesex Water Co.	11,125	243,304
SJW Corp.	10,567	356,848
York Water Co.	9,850	233,150
		3,069,023
TOTAL UTILITIES		43,574,971
TOTAL COMMON STOCKS (Cost $1,071,934,255)		1,156,883,514
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 3/5/15 to 6/25/15 (e) (Cost $1,999,615)	$ 2,000,000	$ 1,999,872
Money Market Funds - 29.5%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	22,689,493	22,689,493
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	322,278,318	322,278,318
TOTAL MONEY MARKET FUNDS (Cost $344,967,811)		344,967,811
TOTAL INVESTMENT PORTFOLIO - 128.6% (Cost $1,418,901,681)		1,503,851,197
NET OTHER ASSETS (LIABILITIES) - (28.6)%		(334,493,288)
NET ASSETS - 100%		$ 1,169,357,909
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
103 ICE Russell 2000 Index Contracts (United States)	March 2015	$ 11,960,360	$ 252,202
The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,196,968.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,142
Fidelity Securities Lending Cash Central Fund	2,113,714
Total	$ 2,125,856
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 160,023,241	$ 160,023,241	$ -	$ -
Consumer Staples	38,345,903	38,345,903	-	-
Energy	38,328,596	38,328,583	-	13
Financials	278,551,733	278,551,733	-	-
Health Care	178,840,764	178,799,329	-	41,435
Industrials	154,362,535	154,362,535	-	-
Information Technology	204,897,701	204,897,701	-	-
Materials	51,195,212	51,195,212	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 8,762,858	$ 8,689,778	$ -	$ 73,080
Utilities	43,574,971	43,574,971	-	-
U.S. Government and Government Agency Obligations	1,999,872	-	1,999,872	-
Money Market Funds	344,967,811	344,967,811	-	-
Total Investments in Securities:	$ 1,503,851,197	$ 1,501,736,797	$ 1,999,872	$ 114,528
Derivative Instruments:
Assets
Futures Contracts	$ 252,202	$ 252,202	$ -	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,420,044,761. Net unrealized appreciation aggregated $83,806,436, of which $196,390,955 related to appreciated investment securities and $112,584,519 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 1, 2015